American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
October 31, 2019

Strategic Allocation: Moderate - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 33.4%
American Century Diversified Corporate Bond ETF	541,178	27,849,020
American Century Quality Diversified International ETF	796,000	31,608,603
American Century STOXX U.S. Quality Growth ETF	1,179,575	49,751,288
American Century STOXX U.S. Quality Value ETF	971,553	40,083,168
Avantis Emerging Markets Equity ETF	659,483	33,650,120
Avantis International Equity ETF	614,600	31,681,339
Avantis International Small Cap Value ETF	155,600	8,043,042
Avantis U.S. Equity ETF	1,079,624	55,164,900
Avantis U.S. Small Cap Value ETF	206,264	10,555,808
TOTAL AFFILIATED FUNDS (Cost $286,377,610)		288,387,288
COMMON STOCKS — 32.5%
Aerospace and Defense — 0.4%
Aerojet Rocketdyne Holdings, Inc.(2)	2,483	107,340
Airbus SE	3,413	489,110
BAE Systems plc	55,564	414,778
Boeing Co. (The)	589	200,207
Embraer SA ADR	29,020	504,078
Kratos Defense & Security Solutions, Inc.(2)	5,493	103,708
L3Harris Technologies, Inc.	3,736	770,774
Lockheed Martin Corp.	1,672	629,809
Mercury Systems, Inc.(2)	1,011	74,470
Textron, Inc.	7,669	353,464
		3,647,738
Air Freight and Logistics†
Expeditors International of Washington, Inc.	2,929	213,641
Airlines — 0.2%
Delta Air Lines, Inc.	8,850	487,458
Southwest Airlines Co.	22,333	1,253,551
		1,741,009
Auto Components — 0.2%
Aptiv plc	9,138	818,308
BorgWarner, Inc.	10,852	452,312
Cie Plastic Omnium SA	1,876	51,309
Hyundai Mobis Co. Ltd.	2,413	490,656
Hyundai Wia Corp.	2,190	96,164
Leoni AG(2)	9,148	109,629
NOK Corp.	5,600	87,571
		2,105,949
Automobiles — 0.5%
Honda Motor Co. Ltd. ADR	32,418	874,314
Hyundai Motor Co.	6,191	648,331
Kia Motors Corp.	7,667	278,905
Mazda Motor Corp.	37,300	342,886

Nissan Motor Co. Ltd.	96,600	612,258
Renault SA	4,970	254,031
Tesla, Inc.(2)	3,848	1,211,812
Thor Industries, Inc.	5,849	370,008
		4,592,545
Banks — 2.0%
Bank Central Asia Tbk PT	208,500	466,176
Bank of America Corp.	57,010	1,782,703
Barclays plc	415,755	903,034
BB&T Corp.	32,013	1,698,290
BNP Paribas SA	12,084	631,316
Citigroup, Inc.	5,186	372,666
Comerica, Inc.	11,860	775,881
Commerce Bancshares, Inc.	9,627	619,594
Commerzbank AG	72,144	431,116
FinecoBank Banca Fineco SpA	7,917	89,278
First BanCorp	8,912	93,754
First Hawaiian, Inc.	23,580	644,441
Hana Financial Group, Inc.	7,958	229,250
HDFC Bank Ltd. ADR	7,759	473,997
JPMorgan Chase & Co.	13,787	1,722,272
M&T Bank Corp.	3,863	604,675
Mitsubishi UFJ Financial Group, Inc.	177,600	929,189
Mizuho Financial Group, Inc.	335,500	521,020
PNC Financial Services Group, Inc. (The)	6,406	939,760
Prosperity Bancshares, Inc.	3,817	263,449
Societe Generale SA	14,135	401,725
Standard Chartered plc (London)	34,010	309,162
Sumitomo Mitsui Financial Group, Inc.	9,600	341,893
SVB Financial Group(2)	930	205,976
U.S. Bancorp	9,483	540,721
UMB Financial Corp.	5,692	371,460
UniCredit SpA	28,328	361,243
Veritex Holdings, Inc.	2,637	64,923
Wells Fargo & Co.	9,519	491,466
Westamerica Bancorporation	5,259	347,199
		17,627,629
Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A(2)	2,722	1,019,280
Brown-Forman Corp., Class B	3,995	261,752
Constellation Brands, Inc., Class A	7,539	1,434,898
Diageo plc	8,041	329,198
Fevertree Drinks plc	872	21,022
MGP Ingredients, Inc.	1,378	59,103
PepsiCo, Inc.	11,673	1,601,185
Treasury Wine Estates Ltd.	41,016	495,611
		5,222,049
Biotechnology — 0.9%
AbbVie, Inc.	4,779	380,169

Abcam plc	2,905	43,944
ACADIA Pharmaceuticals, Inc.(2)	1,933	81,979
Acceleron Pharma, Inc.(2)	1,654	74,215
Aimmune Therapeutics, Inc.(2)	1,562	43,455
Amarin Corp. plc ADR(2)	3,583	58,833
Amgen, Inc.	2,429	517,984
Amicus Therapeutics, Inc.(2)	5,321	44,856
Arena Pharmaceuticals, Inc.(2)	1,759	85,690
Argenx SE(2)	563	68,685
Argenx SE ADR(2)	1,438	176,097
ArQule, Inc.(2)	3,663	37,033
Biogen, Inc.(2)	2,445	730,346
Blueprint Medicines Corp.(2)	7,015	482,913
CSL Ltd.	4,896	861,750
Exact Sciences Corp.(2)	4,840	421,080
FibroGen, Inc.(2)	1,150	45,022
Flexion Therapeutics, Inc.(2)	2,709	46,514
Galapagos NV(2)	345	63,545
Global Blood Therapeutics, Inc.(2)	775	37,161
Halozyme Therapeutics, Inc.(2)	2,959	45,332
Heron Therapeutics, Inc.(2)	1,950	41,438
Immunomedics, Inc.(2)	21,922	350,752
Insmed, Inc.(2)	3,450	64,135
Ionis Pharmaceuticals, Inc.(2)	9,109	507,553
Iovance Biotherapeutics, Inc.(2)	2,322	49,064
Mirati Therapeutics, Inc.(2)	284	26,747
MorphoSys AG(2)	599	65,260
Natera, Inc.(2)	2,292	88,288
PeptiDream, Inc.(2)	1,300	65,174
Portola Pharmaceuticals, Inc.(2)	1,607	46,458
Principia Biopharma, Inc.(2)	724	25,564
PTC Therapeutics, Inc.(2)	1,543	63,093
Regeneron Pharmaceuticals, Inc.(2)	1,859	569,375
REGENXBIO, Inc.(2)	727	25,947
Sage Therapeutics, Inc.(2)	1,303	176,752
Stoke Therapeutics, Inc.(2)	1,029	29,162
Turning Point Therapeutice, Inc.(2)	2,620	100,503
Ultragenyx Pharmaceutical, Inc.(2)	755	30,306
Vertex Pharmaceuticals, Inc.(2)	4,960	969,581
Viking Therapeutics, Inc.(2)	3,825	24,748
		7,666,503
Building Products — 0.2%
Fortune Brands Home & Security, Inc.	1,034	62,092
Johnson Controls International plc	36,312	1,573,399
Lindab International AB	4,939	55,212
PGT Innovations, Inc.(2)	5,711	100,856
Trex Co., Inc.(2)	1,574	138,339
		1,929,898
Capital Markets — 1.2%
Ameriprise Financial, Inc.	6,993	1,055,174

Ares Management Corp., Class A	4,024	118,990
Ashmore Group plc	5,508	33,282
Assetmark Financial Holdings, Inc.(2)	1,779	48,816
Bank of New York Mellon Corp. (The)	10,202	476,943
BlackRock, Inc.	474	218,846
Credit Suisse Group AG(2)	40,843	506,713
Euronext NV	1,536	123,909
Hamilton Lane, Inc., Class A	1,296	77,267
Intercontinental Exchange, Inc.	13,992	1,319,725
Intermediate Capital Group plc	9,249	178,217
London Stock Exchange Group plc	7,249	653,745
LPL Financial Holdings, Inc.	10,946	884,875
Morgan Stanley	12,401	571,066
MSCI, Inc.	2,446	573,734
Northern Trust Corp.	14,509	1,446,257
Partners Group Holding AG	509	397,704
S&P Global, Inc.	2,863	738,625
State Street Corp.	7,584	501,075
		9,924,963
Chemicals — 0.3%
Dow, Inc.	5,500	277,695
Ecolab, Inc.	1,045	200,713
Ferro Corp.(2)	7,363	81,950
KH Neochem Co. Ltd.	1,900	46,249
Koninklijke DSM NV	5,150	610,596
Olin Corp.	1,389	25,474
Sherwin-Williams Co. (The)	889	508,793
Symrise AG	4,685	450,826
		2,202,296
Commercial Services and Supplies — 0.3%
ABM Industries, Inc.	1,579	57,570
Babcock International Group plc	123,340	885,350
Brink's Co. (The)	1,874	159,215
Casella Waste Systems, Inc., Class A(2)	1,707	74,408
Clean Harbors, Inc.(2)	1,578	130,122
Cleanaway Waste Management Ltd.	33,245	42,185
HomeServe plc	6,734	101,115
IAA, Inc.(2)	2,431	92,743
Loomis AB, B Shares	3,636	140,706
Rentokil Initial plc	7,784	45,834
Republic Services, Inc.	4,797	419,785
US Ecology, Inc.	1,960	121,971
Waste Management, Inc.	3,828	429,540
		2,700,544
Communications Equipment — 0.3%
Arista Networks, Inc.(2)	2,656	649,578
AudioCodes Ltd.	3,246	68,621
Cisco Systems, Inc.	21,978	1,044,175
Lumentum Holdings, Inc.(2)	967	60,592

Motorola Solutions, Inc.	2,420	402,494
Telefonaktiebolaget LM Ericsson, B Shares	52,315	456,479
		2,681,939
Construction and Engineering — 0.1%
Badger Daylighting Ltd.	4,300	127,390
Hazama Ando Corp.	15,100	116,336
Jacobs Engineering Group, Inc.	4,634	433,650
SHO-BOND Holdings Co. Ltd.	2,300	88,974
		766,350
Construction Materials — 0.1%
Cemex SAB de CV ADR	36,871	139,004
Vulcan Materials Co.	4,642	663,202
		802,206
Consumer Finance — 0.1%
American Express Co.	3,402	398,986
Cembra Money Bank AG	614	65,048
		464,034
Containers and Packaging — 0.2%
Ball Corp.	8,257	577,742
Berry Global Group, Inc.(2)	1,477	61,310
Graphic Packaging Holding Co.	16,527	258,813
Packaging Corp. of America	4,900	536,354
SIG Combibloc Group AG(2)	3,040	42,024
Sonoco Products Co.	5,664	326,813
		1,803,056
Distributors — 0.2%
Genuine Parts Co.	6,069	622,558
LKQ Corp.(2)	18,668	634,525
Pool Corp.	240	49,776
		1,306,859
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	2,823	419,272
Chegg, Inc.(2)	12,402	380,245
frontdoor, Inc.(2)	1,286	62,024
Grand Canyon Education, Inc.(2)	959	88,190
		949,731
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(2)	3,383	719,158
ECN Capital Corp.	16,496	54,482
Zenkoku Hosho Co. Ltd.	2,800	116,846
		890,486
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA(2)	20,103	866,934
Verizon Communications, Inc.	29,357	1,775,218
		2,642,152
Electric Utilities — 0.7%
Edison International	10,147	638,246
Eversource Energy	4,693	392,992
Iberdrola SA	42,924	440,892
NextEra Energy, Inc.	7,140	1,701,748

Pinnacle West Capital Corp.	16,239	1,528,415
Xcel Energy, Inc.	26,767	1,699,972
		6,402,265
Electrical Equipment — 1.0%
AMETEK, Inc.	10,901	999,077
Eaton Corp. plc	10,043	874,846
Emerson Electric Co.	23,254	1,631,268
Hubbell, Inc.	13,048	1,848,902
Melrose Industries plc	164,098	453,217
nVent Electric plc	44,406	1,024,002
Schneider Electric SE	12,485	1,163,114
Sensata Technologies Holding plc(2)	2,101	107,550
Signify NV	13,326	390,801
Varta AG(2)	835	94,739
		8,587,516
Electronic Equipment, Instruments and Components — 0.5%
Anritsu Corp.	5,400	102,864
Barco NV	632	137,380
CDW Corp.	8,913	1,140,062
Cognex Corp.	6,724	346,219
Electrocomponents plc	10,749	94,746
Isra Vision AG	961	45,677
Keyence Corp.	800	505,126
Keysight Technologies, Inc.(2)	9,461	954,710
Landis+Gyr Group AG(2)	798	73,986
Rogers Corp.(2)	351	47,553
SYNNEX Corp.	1,006	118,446
TE Connectivity Ltd.	11,726	1,049,477
		4,616,246
Energy Equipment and Services — 0.2%
Baker Hughes Co.	10,258	219,521
Cactus, Inc., Class A(2)	21,092	626,854
Schlumberger Ltd.	26,861	878,086
Subsea 7 SA	5,490	51,688
Tecnicas Reunidas SA(2)	11,563	290,805
TGS NOPEC Geophysical Co. ASA	2,772	71,801
		2,138,755
Entertainment — 0.3%
Embracer Group AB(2)	5,448	36,983
Live Nation Entertainment, Inc.(2)	5,097	359,338
Netflix, Inc.(2)	3,075	883,786
Studio Dragon Corp.(2)	345	23,129
Take-Two Interactive Software, Inc.(2)	5,279	635,328
Walt Disney Co. (The)	5,981	777,052
World Wrestling Entertainment, Inc., Class A	1,077	60,355
Zynga, Inc., Class A(2)	9,081	56,030
		2,832,001
Equity Real Estate Investment Trusts (REITs) — 2.6%
Acadia Realty Trust	538	15,053
Advance Residence Investment Corp.	49	162,712

Agree Realty Corp.	4,959	390,620
Alexandria Real Estate Equities, Inc.	3,338	529,907
Allied Properties Real Estate Investment Trust	3,967	161,379
American Tower Corp.	670	146,114
Americold Realty Trust	17,784	712,961
Brixmor Property Group, Inc.	8,879	195,516
Camden Property Trust	4,699	537,425
CapitaLand Commercial Trust	55,600	83,671
CareTrust REIT, Inc.	3,396	82,319
Charter Hall Group	29,550	229,792
Comforia Residential REIT, Inc.	49	159,700
CoreSite Realty Corp.	794	93,295
Cousins Properties, Inc.	1,085	43,541
CyrusOne, Inc.	1,169	83,326
Embassy Office Parks REIT	8,400	48,897
Empire State Realty Trust, Inc., Class A	28,023	405,493
Equinix, Inc.	575	325,898
Equity Residential	5,706	505,894
Essential Properties Realty Trust, Inc.	11,605	297,784
Extra Space Storage, Inc.	790	88,693
Fibra Uno Administracion SA de CV	506,641	770,108
Gaming and Leisure Properties, Inc.	5,685	229,447
Gecina SA	984	168,894
GLP J-Reit	149	194,422
Goodman Group	35,997	356,521
Granite Real Estate Investment Trust	2,279	112,851
Healthpeak Properties, Inc.	17,067	642,060
Hudson Pacific Properties, Inc.	7,047	253,128
Inmobiliaria Colonial Socimi SA	13,992	180,812
Invesco Office J-Reit, Inc.	1,371	276,823
Invitation Homes, Inc.	14,304	440,420
Kilroy Realty Corp.	3,824	320,948
Link REIT	30,000	326,415
Mapletree Commercial Trust	123,000	210,545
Mapletree Industrial Trust	46,200	86,474
MGM Growth Properties LLC, Class A	17,466	545,114
Northview Apartment Real Estate Investment Trust	5,623	123,210
Orix JREIT, Inc.	229	517,680
Piedmont Office Realty Trust, Inc., Class A	21,259	477,052
Prologis, Inc.	25,301	2,220,416
Rexford Industrial Realty, Inc.	10,664	512,832
Ryman Hospitality Properties, Inc.	1,993	167,751
Safestore Holdings plc	20,194	183,310
SBA Communications Corp.	8,021	1,930,254
Segro plc	33,332	364,719
Spirit Realty Capital, Inc.	6,224	310,204
STORE Capital Corp.	9,709	393,214
Summit Industrial Income REIT(2)	10,100	98,155
Sun Communities, Inc.	3,501	569,438
UDR, Inc.	7,897	396,824

UNITE Group plc (The)	22,789	332,186
VICI Properties, Inc.	15,049	354,404
Welltower, Inc.	16,141	1,463,827
Weyerhaeuser Co.	49,752	1,453,256
		22,283,704
Food and Staples Retailing — 0.2%
Cosmos Pharmaceutical Corp.	400	82,624
Costco Wholesale Corp.	713	211,840
Grocery Outlet Holding Corp.(2)	1,263	40,290
Kobe Bussan Co. Ltd.	3,000	88,912
Koninklijke Ahold Delhaize NV	20,710	515,813
Sysco Corp.	7,805	623,385
Walgreens Boots Alliance, Inc.	5,439	297,949
		1,860,813
Food Products — 0.4%
AAK AB	4,706	83,478
Ariake Japan Co. Ltd.	900	70,093
Ausnutria Dairy Corp. Ltd.(2)	27,000	40,279
Bakkafrost P/F	1,438	89,960
Beyond Meat, Inc.(2)	331	27,953
Conagra Brands, Inc.	17,150	463,907
J.M. Smucker Co. (The)	3,235	341,875
Kellogg Co.	4,326	274,831
Mondelez International, Inc., Class A	18,287	959,153
Nestle SA	3,995	426,574
Nomad Foods Ltd.(2)	3,933	76,733
Orkla ASA	88,340	849,196
		3,704,032
Gas Utilities — 0.1%
Atmos Energy Corp.	4,260	479,165
Chesapeake Utilities Corp.	650	61,620
Nippon Gas Co. Ltd.	2,700	76,766
Spire, Inc.	5,902	496,122
		1,113,673
Health Care Equipment and Supplies — 1.2%
Baxter International, Inc.	5,121	392,781
DexCom, Inc.(2)	1,322	203,905
Edwards Lifesciences Corp.(2)	3,097	738,263
Elekta AB, B Shares	4,156	57,974
Haemonetics Corp.(2)	5,363	647,475
Hologic, Inc.(2)	8,042	388,509
Hoya Corp.	4,100	363,782
ICU Medical, Inc.(2)	183	29,575
Insulet Corp.(2)	421	61,180
Intuitive Surgical, Inc.(2)	1,382	764,177
Masimo Corp.(2)	3,483	507,787
Medtronic plc	9,986	1,087,475
Merit Medical Systems, Inc.(2)	1,455	30,053
Nihon Kohden Corp.	2,800	83,536
OrthoPediatrics Corp.(2)	1,348	52,141

ResMed, Inc.	4,818	712,678
Siemens Healthineers AG	12,102	513,838
Silk Road Medical, Inc.(2)	2,738	90,682
SmileDirectClub, Inc.(2)	12,267	143,463
Teleflex, Inc.	2,357	818,845
Terumo Corp.	13,900	453,002
Zimmer Biomet Holdings, Inc.	17,876	2,470,999
		10,612,120
Health Care Providers and Services — 0.9%
Acadia Healthcare Co., Inc.(2)	2,174	65,198
Amplifon SpA	2,589	65,150
Cardinal Health, Inc.	12,801	633,009
Centene Corp.(2)	10,911	579,156
CVS Health Corp.	6,043	401,195
Encompass Health Corp.	17,517	1,121,438
Ensign Group, Inc. (The)	2,527	106,766
HealthEquity, Inc.(2)	978	55,541
Henry Schein, Inc.(2)	7,208	451,113
Humana, Inc.	996	293,023
Korian SA	2,860	121,230
McKesson Corp.	3,793	504,469
Pennant Group, Inc. (The)(2)	1,914	34,433
Progyny, Inc.(2)	4,383	72,013
Quest Diagnostics, Inc.	16,706	1,691,482
R1 RCM, Inc.(2)	13,687	145,493
UnitedHealth Group, Inc.	2,774	700,990
Universal Health Services, Inc., Class B	3,783	520,011
		7,561,710
Health Care Technology — 0.2%
Cerner Corp.	15,221	1,021,633
Health Catalyst, Inc.(2)	8,504	273,489
Inspire Medical Systems, Inc.(2)	783	47,747
Teladoc Health, Inc.(2)	2,183	167,218
		1,510,087
Hotels, Restaurants and Leisure — 0.6%
Autogrill SpA	5,296	52,335
Carnival Corp.	10,673	457,765
Chipotle Mexican Grill, Inc.(2)	2,565	1,995,980
Churchill Downs, Inc.	1,401	182,116
Domino's Pizza, Inc.	618	167,861
Jumbo Interactive Ltd.	4,835	73,774
Melco International Development Ltd.	9,000	23,762
Planet Fitness, Inc., Class A(2)	11,727	746,541
Royal Caribbean Cruises Ltd.	4,605	501,162
Sodexo SA	4,535	498,896
Starbucks Corp.	5,733	484,783
		5,184,975
Household Durables — 0.3%
Bellway plc	807	33,166
Breville Group Ltd.	2,136	22,523

Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,200	115,839
Haseko Corp.	51,000	657,024
Iida Group Holdings Co. Ltd.	22,500	373,783
Pressance Corp.	5,100	83,371
PulteGroup, Inc.	12,944	507,923
Skyline Champion Corp.(2)	4,093	115,545
Tempur Sealy International, Inc.(2)	723	65,757
Token Corp.	1,300	83,286
TopBuild Corp.(2)	1,597	165,976
		2,224,193
Household Products — 0.3%
Kimberly-Clark Corp.	3,173	421,628
Pigeon Corp.	2,000	98,308
Procter & Gamble Co. (The)	18,366	2,286,751
		2,806,687
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	2,425	418,870
Rheinmetall AG	654	78,704
Roper Technologies, Inc.	505	170,165
Siemens AG	4,768	549,981
		1,217,720
Insurance — 1.1%
Aegon NV	149,855	648,184
Aflac, Inc.	14,354	763,059
AIA Group Ltd.	78,400	777,921
Arthur J. Gallagher & Co.	1,524	139,019
Brown & Brown, Inc.	6,467	243,677
BRP Group, Inc., Class A(2)	5,623	91,093
Chubb Ltd.	8,535	1,300,905
eHealth, Inc.(2)	1,358	93,756
Globe Life, Inc.	1,986	193,297
Goosehead Insurance, Inc., Class A	884	45,243
Kinsale Capital Group, Inc.	1,347	142,405
NN Group NV	4,514	172,114
Palomar Holdings, Inc.(2)	2,956	133,463
ProAssurance Corp.	13,051	511,860
Progressive Corp. (The)	6,230	434,231
Prudential Financial, Inc.	5,895	537,270
Reinsurance Group of America, Inc.	9,057	1,471,491
Travelers Cos., Inc. (The)	5,625	737,212
Zurich Insurance Group AG	1,632	637,953
		9,074,153
Interactive Media and Services — 1.1%
Alphabet, Inc., Class A(2)	1,454	1,830,295
Alphabet, Inc., Class C(2)	1,595	2,009,876
Baidu, Inc. ADR(2)	3,057	311,356
Facebook, Inc., Class A(2)	13,979	2,679,075
Pinterest, Inc., Class A(2)	14,968	376,296
Tencent Holdings Ltd.	24,400	994,973

Twitter, Inc.(2)	30,787	922,686
		9,124,557
Internet and Direct Marketing Retail — 0.6%
Alibaba Group Holding Ltd. ADR(2)	3,583	633,009
Amazon.com, Inc.(2)	2,301	4,088,095
Etsy, Inc.(2)	711	31,632
Expedia Group, Inc.	4,098	560,033
HelloFresh SE(2)	5,652	98,796
Moneysupermarket.com Group plc	10,079	44,814
Takeaway.com NV(2)	929	75,660
Trainline plc(2)	10,798	58,294
		5,590,333
IT Services — 1.9%
Accenture plc, Class A	4,192	777,281
Adyen NV(2)	527	370,102
Afterpay Touch Group Ltd.(2)	2,401	47,497
Alten SA	613	67,328
Booz Allen Hamilton Holding Corp.	7,720	543,256
CACI International, Inc., Class A(2)	460	102,925
Evo Payments, Inc., Class A(2)	2,061	58,594
Fiserv, Inc.(2)	21,653	2,298,249
FleetCor Technologies, Inc.(2)	3,810	1,120,978
GDS Holdings Ltd. ADR(2)	5,477	228,281
Genpact Ltd.	3,574	139,994
GMO Payment Gateway, Inc.	800	59,021
International Business Machines Corp.	3,042	406,807
InterXion Holding NV(2)	13,386	1,180,913
MasterCard, Inc., Class A	9,629	2,665,404
NEXTDC Ltd.(2)	19,320	85,119
Okta, Inc.(2)	8,920	972,904
PayPal Holdings, Inc.(2)	4,155	432,536
SCSK Corp.	1,400	71,273
SHIFT, Inc.(2)	1,200	68,231
Square, Inc., Class A(2)	28,959	1,778,951
Visa, Inc., Class A	16,208	2,898,963
		16,374,607
Leisure Products†
BRP, Inc.	1,015	45,537
Games Workshop Group plc	1,107	64,209
		109,746
Life Sciences Tools and Services — 0.2%
10X Genomics, Inc., Class A(2)	878	50,924
Agilent Technologies, Inc.	6,273	475,180
Bruker Corp.	12,292	546,994
Evotec SE(2)	2,293	52,729
Lonza Group AG(2)	1,675	603,038
NeoGenomics, Inc.(2)	4,269	97,888
PRA Health Sciences, Inc.(2)	844	82,467
Tecan Group AG	370	87,549
		1,996,769

Machinery — 0.7%
ATS Automation Tooling Systems, Inc.(2)	2,614	35,486
Caterpillar, Inc.	2,722	375,092
Chart Industries, Inc.(2)	2,141	125,527
Cummins, Inc.	6,607	1,139,575
FANUC Corp.	1,100	217,146
Georg Fischer AG	51	48,748
Harmonic Drive Systems, Inc.	900	42,004
IMI plc	38,707	503,049
Ingersoll-Rand plc	10,601	1,345,161
Kennametal, Inc.	2,863	88,610
Kornit Digital Ltd.(2)	2,843	96,634
Nabtesco Corp.	3,000	95,697
Navistar International Corp.(2)	1,554	48,609
PACCAR, Inc.	5,481	416,885
Parker-Hannifin Corp.	5,352	982,038
RBC Bearings, Inc.(2)	657	105,409
Rotork plc	12,516	48,887
Valmet Oyj	3,937	88,007
Wabtec Corp.	5,450	378,066
		6,180,630
Media — 0.2%
Atresmedia Corp. de Medios de Comunicacion SA	21,379	89,394
Comcast Corp., Class A	18,036	808,374
Nippon Television Holdings, Inc.	23,900	311,812
NOS SGPS SA	10,423	61,920
Stroeer SE & Co. KGaA	1,025	82,557
TV Asahi Holdings Corp.	7,600	118,870
		1,472,927
Metals and Mining†
Kirkland Lake Gold Ltd.	2,135	100,258
Northern Star Resources Ltd.	5,036	34,529
Saracen Mineral Holdings Ltd.(2)	42,979	112,824
		247,611
Multi-Utilities — 0.2%
Ameren Corp.	6,693	520,046
NorthWestern Corp.	7,851	569,355
WEC Energy Group, Inc.	3,373	318,411
		1,407,812
Multiline Retail — 0.2%
Magazine Luiza SA	45,600	504,835
Pan Pacific International Holdings Corp.	24,000	378,026
Target Corp.	7,355	786,323
		1,669,184
Oil, Gas and Consumable Fuels — 1.0%
Callon Petroleum Co.(2)	19,926	75,719
Chevron Corp.	6,064	704,273
ConocoPhillips	24,306	1,341,691
Devon Energy Corp.	7,936	160,942

Eni SpA	42,515	644,359
Gazprom PJSC ADR	69,551	557,584
Gazprom PJSC	62,271	252,443
Gaztransport Et Technigaz SA	840	76,659
Gibson Energy, Inc.	4,717	82,228
Imperial Oil Ltd.	9,905	246,666
Lundin Petroleum AB	15,601	516,728
Neste Oyj	14,795	534,790
Noble Energy, Inc.	19,034	366,595
ONEOK, Inc.	6,693	467,372
PetroChina Co. Ltd., H Shares	568,000	276,997
Phillips 66	3,350	391,347
Saras SpA	208,051	399,293
Surgutneftegas PJSC Preference Shares	1,059,923	622,880
TOTAL SA ADR	14,535	764,977
Valero Energy Corp.	2,942	285,315
		8,768,858
Paper and Forest Products — 0.1%
Boise Cascade Co.	2,068	73,972
Mondi plc	44,167	916,903
		990,875
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	1,010	188,133
Fancl Corp.	2,000	56,779
Inter Parfums, Inc.	654	50,639
Medifast, Inc.	1,396	154,872
Ontex Group NV	10,724	194,536
Shiseido Co. Ltd.	11,000	911,088
		1,556,047
Pharmaceuticals — 0.9%
Aerie Pharmaceuticals, Inc.(2)	1,387	30,778
AstraZeneca plc	7,885	768,994
Bristol-Myers Squibb Co.	7,768	445,650
Catalent, Inc.(2)	9,587	466,408
Dechra Pharmaceuticals plc	2,001	68,189
Hikma Pharmaceuticals plc	3,094	80,666
Horizon Therapeutics plc(2)	2,779	80,341
Johnson & Johnson	6,837	902,757
Merck & Co., Inc.	11,298	979,085
MyoKardia, Inc.(2)	1,065	61,056
Novartis AG	7,122	622,161
Novo Nordisk A/S, B Shares	7,996	440,246
Optinose, Inc.(2)	3,909	30,568
Pfizer, Inc.	23,373	896,822
Reata Pharmaceuticals, Inc., Class A(2)	238	49,047
Sanofi	4,743	437,223
Sanofi ADR	13,786	635,259
Zoetis, Inc.	2,908	371,991
		7,367,241

Professional Services — 0.5%
Applus Services SA	3,768	45,445
ASGN, Inc.(2)	1,752	111,410
Capita plc(2)	286,550	579,731
IHS Markit Ltd.(2)	15,648	1,095,673
Nihon M&A Center, Inc.	2,500	76,372
Recruit Holdings Co. Ltd.	22,100	732,733
Robert Half International, Inc.	2,160	123,703
Teleperformance	693	157,119
TriNet Group, Inc.(2)	1,433	75,935
Trust Tech, Inc.	5,400	68,440
UT Group Co. Ltd.	3,700	91,837
Verisk Analytics, Inc.	9,776	1,414,587
		4,572,985
Real Estate Management and Development — 0.4%
Altus Group Ltd.	1,953	54,122
Aroundtown SA	13,165	111,089
Ayala Land, Inc.	153,030	146,176
CapitaLand Ltd.	55,200	145,256
China Resources Land Ltd.	18,000	76,673
Colliers International Group, Inc.	1,010	67,673
Corp. Inmobiliaria Vesta SAB de CV	72,371	121,857
ESR Cayman Ltd.(2)	2,600	5,631
Fabege AB	19,045	284,281
Fastighets AB Balder, B Shares(2)	3,046	118,145
FirstService Corp.	1,828	159,553
LEG Immobilien AG	1,852	212,727
Longfor Group Holdings Ltd.	44,500	184,203
Mitsubishi Estate Co. Ltd.	18,600	360,397
Mitsui Fudosan Co. Ltd.	12,400	316,999
Nexity SA	1,329	68,897
Open House Co. Ltd.	2,500	63,799
Shimao Property Holdings Ltd.	40,500	135,891
Shurgard Self Storage SA	2,371	80,257
Sun Hung Kai Properties Ltd.	17,000	255,581
Times China Holdings Ltd.	58,000	102,560
VGP NV	934	87,099
Vonovia SE	7,950	423,392
		3,582,258
Road and Rail — 0.3%
ArcBest Corp.	2,194	63,385
Heartland Express, Inc.	25,354	529,899
J.B. Hunt Transport Services, Inc.	5,298	622,833
Localiza Rent a Car SA	22,900	245,530
Norfolk Southern Corp.	2,654	483,028
Sixt SE	664	64,859
TFI International, Inc.	1,812	57,740
Union Pacific Corp.	1,928	319,007
		2,386,281

Semiconductors and Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc.(2)	26,068	884,487
Applied Materials, Inc.	44,263	2,401,710
ASML Holding NV	1,861	488,232
Broadcom, Inc.	1,811	530,351
Entegris, Inc.	1,569	75,312
Inphi Corp.(2)	1,196	85,969
Intel Corp.	9,924	561,004
Lasertec Corp.	1,300	93,129
Lattice Semiconductor Corp.(2)	5,879	115,170
Marvell Technology Group Ltd.	23,085	563,043
Maxim Integrated Products, Inc.	16,877	990,005
Microchip Technology, Inc.	4,332	408,464
Micron Technology, Inc.(2)	8,570	407,504
MKS Instruments, Inc.	406	43,937
Monolithic Power Systems, Inc.	456	68,364
Nova Measuring Instruments Ltd.(2)	1,317	44,133
NVIDIA Corp.	1,371	275,598
Silicon Laboratories, Inc.(2)	722	76,705
SOITEC(2)	1,269	139,720
Taiwan Semiconductor Manufacturing Co. Ltd.	48,000	466,333
Texas Instruments, Inc.	2,007	236,806
Xilinx, Inc.	1,826	165,691
		9,121,667
Software — 1.8%
Adobe, Inc.(2)	1,148	319,064
Atlassian Corp. plc, Class A(2)	5,614	678,115
Avalara, Inc.(2)	1,154	81,934
Avast plc	25,592	137,545
AVEVA Group plc	1,496	81,070
Blackline, Inc.(2)	1,120	52,349
Bottomline Technologies de, Inc.(2)	1,196	48,976
Cadence Design Systems, Inc.(2)	10,823	707,283
Coupa Software, Inc.(2)	4,621	635,341
Dassault Systemes SE	2,777	422,430
Descartes Systems Group, Inc. (The)(2)	1,934	75,254
DocuSign, Inc.(2)	18,769	1,242,320
Elastic NV(2)	408	29,380
Fair Isaac Corp.(2)	170	51,687
Five9, Inc.(2)	2,227	123,621
Fuji Soft, Inc.	1,400	60,997
Globant SA(2)	786	73,302
Microsoft Corp.	21,407	3,069,122
Palo Alto Networks, Inc.(2)	1,741	395,886
Paycom Software, Inc.(2)	1,972	417,137
Paylocity Holding Corp.(2)	1,372	140,767
Proofpoint, Inc.(2)	4,370	504,167
Rapid7, Inc.(2)	2,737	137,096
RingCentral, Inc., Class A(2)	10,320	1,666,886
salesforce.com, Inc.(2)	17,367	2,717,762

Slack Technologies, Inc., Class A(2)	14,693	323,246
Splunk, Inc.(2)	10,300	1,235,588
WiseTech Global Ltd.	1,727	30,996
		15,459,321
Specialty Retail — 0.9%
Advance Auto Parts, Inc.	6,247	1,015,013
Best Buy Co., Inc.	1,835	131,808
Boot Barn Holdings, Inc.(2)	2,830	99,192
Burlington Stores, Inc.(2)	4,263	819,221
Five Below, Inc.(2)	4,175	522,334
Floor & Decor Holdings, Inc., Class A(2)	7,663	351,195
Home Depot, Inc. (The)	5,693	1,335,464
JD Sports Fashion plc	8,639	86,067
Kingfisher plc	327,876	881,715
National Vision Holdings, Inc.(2)	2,634	62,689
O'Reilly Automotive, Inc.(2)	985	428,977
Ross Stores, Inc.	5,309	582,238
TJX Cos., Inc. (The)	10,892	627,924
Tractor Supply Co.	4,468	424,549
		7,368,386
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	9,235	2,297,298
HP, Inc.	19,413	337,204
		2,634,502
Textiles, Apparel and Luxury Goods — 0.5%
ANTA Sports Products Ltd.	32,000	312,935
Burberry Group plc	15,113	400,811
Canada Goose Holdings, Inc.(2)	13,360	558,849
Crocs, Inc.(2)	2,235	78,203
Lululemon Athletica, Inc.(2)	2,481	506,794
NIKE, Inc., Class B	17,542	1,570,886
Puma SE	4,675	351,558
VF Corp.	3,106	255,593
		4,035,629
Thrifts and Mortgage Finance — 0.1%
Aruhi Corp.(2)	4,000	90,108
Capitol Federal Financial, Inc.	34,901	498,037
LendingTree, Inc.(2)	170	61,175
		649,320
Trading Companies and Distributors — 0.3%
AerCap Holdings NV(2)	6,645	384,613
Grafton Group plc	7,787	78,802
IMCD NV	129	10,074
MonotaRO Co. Ltd.	18,800	568,690
MSC Industrial Direct Co., Inc., Class A	10,612	776,905
NOW, Inc.(2)	4,049	42,676
Seven Group Holdings Ltd.	9,840	126,894
SiteOne Landscape Supply, Inc.(2)	1,559	137,286
Yamazen Corp.	7,600	70,112
		2,196,052

Water Utilities†
SJW Group		800	57,880
Wireless Telecommunication Services†
Rogers Communications, Inc., Class B		6,075	286,015
TOTAL COMMON STOCKS (Cost $217,019,847)			280,819,720
CORPORATE BONDS — 8.3%
Aerospace and Defense — 0.1%
Arconic, Inc., 5.40%, 4/15/21		25,000	25,800
Arconic, Inc., 5.125%, 10/1/24		115,000	123,419
Bombardier, Inc., 8.75%, 12/1/21(3)		50,000	53,125
Bombardier, Inc., 5.75%, 3/15/22(3)		30,000	29,550
Bombardier, Inc., 6.00%, 10/15/22(3)		35,000	34,300
TransDigm, Inc., 6.00%, 7/15/22		115,000	117,099
TransDigm, Inc., 6.375%, 6/15/26		50,000	52,500
United Technologies Corp., 6.05%, 6/1/36		140,000	188,422
			624,215
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24		210,000	217,633
XPO Logistics, Inc., 6.50%, 6/15/22(3)		15,000	15,319
			232,952
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(3)		85,000	85,744
United Airlines Holdings, Inc., 5.00%, 2/1/24		85,000	90,631
			176,375
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		12,000	12,090
ZF North America Capital, Inc., 4.75%, 4/29/25(3)		105,000	110,070
			122,160
Automobiles — 0.2%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	10,000	11,438
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	57,925
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		$850,000	891,789
General Motors Co., 5.00%, 4/1/35		70,000	71,495
General Motors Co., 5.15%, 4/1/38		160,000	162,320
General Motors Financial Co., Inc., 3.20%, 7/6/21		430,000	435,327
			1,630,294
Banks — 1.6%
Akbank T.A.S., 5.00%, 10/24/22		130,000	129,189
Avi Funding Co. Ltd., 3.80%, 9/16/25(3)		255,000	268,703
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	243,015
Banistmo SA, 3.65%, 9/19/22		$280,000	284,550
Bank of America Corp., 4.10%, 7/24/23		110,000	117,588
Bank of America Corp., MTN, 4.20%, 8/26/24		360,000	388,157
Bank of America Corp., MTN, 5.00%, 1/21/44		90,000	114,625
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48		80,000	95,897
Bank of America Corp., VRN, 3.42%, 12/20/28		42,000	44,040
Barclays Bank plc, 5.14%, 10/14/20		100,000	102,571
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	64,130
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	100,000	115,891

Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	100,000	112,554
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	116,213
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	200,000	236,074
CIT Group, Inc., 5.00%, 8/1/23		$50,000	54,062
Citigroup, Inc., 2.75%, 4/25/22		230,000	233,577
Citigroup, Inc., 4.45%, 9/29/27		425,000	468,312
Citigroup, Inc., VRN, 3.52%, 10/27/28		340,000	358,573
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	273,401
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	150,000	191,111
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	150,000	173,270
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	159,128
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	399,000	493,584
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	60,000	96,945
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	285,000	344,223
Fifth Third BanCorp., 4.30%, 1/16/24		$120,000	129,787
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	50,000	76,385
HSBC Holdings plc, 2.95%, 5/25/21		$200,000	202,793
HSBC Holdings plc, 4.30%, 3/8/26		400,000	436,461
HSBC Holdings plc, 2.625%, 8/16/28	GBP	120,000	166,126
HSBC Holdings plc, VRN, 3.26%, 3/13/23		$210,000	214,757
Intercorp Financial Services, Inc., 4.125%, 10/19/27(3)		305,000	314,912
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	295,745
JPMorgan Chase & Co., 3.875%, 9/10/24		$780,000	834,113
JPMorgan Chase & Co., 3.125%, 1/23/25		320,000	332,782
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49		160,000	178,102
KEB Hana Bank, MTN, 4.375%, 9/30/24		204,000	217,363
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	300,000	389,991
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	199,156
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		$160,000	163,092
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		40,000	43,652
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	100,000	137,037
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/27(3)		$150,000	135,000
U.S. Bancorp, MTN, 3.60%, 9/11/24		310,000	329,941
UniCredit SpA, MTN, VRN, 5.75%, 10/28/25	EUR	100,000	117,225
Wells Fargo & Co., 4.125%, 8/15/23		$300,000	318,886
Wells Fargo & Co., 3.00%, 4/22/26		220,000	225,966
Wells Fargo & Co., 5.61%, 1/15/44		290,000	377,980
Wells Fargo & Co., MTN, 2.60%, 7/22/20		280,000	281,286
Wells Fargo & Co., MTN, 4.65%, 11/4/44		175,000	205,034
Westpac Banking Corp., 4.875%, 11/19/19		2,300,000	2,302,867
Woori Bank, MTN, 4.75%, 4/30/24		153,000	164,170
			14,069,992
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		370,000	442,421
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	60,010
			502,431
Biotechnology — 0.2%
AbbVie, Inc., 3.60%, 5/14/25		$70,000	73,375
AbbVie, Inc., 4.40%, 11/6/42		240,000	248,990
Amgen, Inc., 4.66%, 6/15/51		219,000	253,903

Celgene Corp., 3.25%, 8/15/22		160,000	165,116
Celgene Corp., 3.625%, 5/15/24		410,000	434,048
Celgene Corp., 3.875%, 8/15/25		140,000	151,629
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	104,450
Gilead Sciences, Inc., 3.65%, 3/1/26		390,000	419,324
			1,850,835
Building Products†
Builders FirstSource, Inc., 5.625%, 9/1/24(3)		78,000	81,315
Standard Industries, Inc., 6.00%, 10/15/25(3)		80,000	84,400
			165,715
Capital Markets — 0.2%
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	100,000	116,167
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	150,000	209,802
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		$280,000	292,184
MDGH - GMTN B.V., 3.25%, 4/28/22(3)		102,000	104,288
Morgan Stanley, 4.375%, 1/22/47		80,000	95,115
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	265,996
Morgan Stanley, MTN, 4.00%, 7/23/25		230,000	249,325
SURA Asset Management SA, 4.375%, 4/11/27		105,000	111,957
			1,444,834
Chemicals†
CF Industries, Inc., 3.45%, 6/1/23		80,000	81,500
Element Solutions, Inc., 5.875%, 12/1/25(3)		40,000	41,956
Equate Petrochemical BV, 4.25%, 11/3/26(3)		82,000	87,494
Huntsman International LLC, 5.125%, 11/15/22		85,000	90,906
Olin Corp., 5.125%, 9/15/27		60,000	62,031
Tronox Finance plc, 5.75%, 10/1/25(3)		30,000	28,425
			392,312
Commercial Services and Supplies — 0.1%
ADT Security Corp. (The), 6.25%, 10/15/21		100,000	107,375
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)		80,000	80,802
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(3)		71,000	74,825
Republic Services, Inc., 3.55%, 6/1/22		175,000	181,925
RR Donnelley & Sons Co., 6.00%, 4/1/24		65,000	67,437
			512,364
Communications Equipment†
CommScope Technologies LLC, 6.00%, 6/15/25(3)		70,000	63,018
Construction Materials†
Cemex SAB de CV, 6.125%, 5/5/25		205,000	212,944
Consumer Finance — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		180,000	189,091
Ally Financial, Inc., 8.00%, 11/1/31		45,000	63,113
Capital One Financial Corp., 3.80%, 1/31/28		70,000	74,507
Navient Corp., 5.00%, 10/26/20		100,000	102,095
Navient Corp., 5.50%, 1/25/23		105,000	109,462
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(3)		80,000	85,396
			623,664
Containers and Packaging — 0.1%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(4)		200,000	208,750
Ball Corp., 5.25%, 7/1/25		35,000	39,025

Berry Global, Inc., 5.50%, 5/15/22		60,000	61,050
Berry Global, Inc., 5.125%, 7/15/23		50,000	51,438
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		155,000	162,362
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(3)		30,000	30,975
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(3)		20,000	21,200
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21		34,654	34,740
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(3)		30,000	30,854
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(3)		160,000	165,900
Sealed Air Corp., 5.125%, 12/1/24(3)		80,000	86,600
			892,894
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., 2.75%, 3/15/23		90,000	92,770
Fiore Capital LLC, VRDN, 1.85%, 11/6/19 (LOC: Wells Fargo Bank N.A.)		2,500,000	2,500,000
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	220,000	248,314
Voya Financial, Inc., 5.70%, 7/15/43		$150,000	190,422
Voya Financial, Inc., VRN, 5.65%, 5/15/53		75,000	79,426
			3,110,932
Diversified Telecommunication Services — 0.4%
Altice France SA, 7.375%, 5/1/26(3)		175,000	187,835
AT&T, Inc., 3.875%, 8/15/21		100,000	103,268
AT&T, Inc., 2.95%, 7/15/26		240,000	244,535
AT&T, Inc., 3.80%, 2/15/27		180,000	192,908
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	156,670
AT&T, Inc., 5.15%, 11/15/46		$291,000	338,757
CenturyLink, Inc., 5.625%, 4/1/20		130,000	132,113
CenturyLink, Inc., 5.80%, 3/15/22		40,000	42,500
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	150,000	195,141
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	46,191
Hughes Satellite Systems Corp., 5.25%, 8/1/26		$100,000	107,500
Inmarsat Finance plc, 4.875%, 5/15/22(3)		50,000	50,750
Level 3 Financing, Inc., 5.375%, 8/15/22		92,000	92,368
Level 3 Financing, Inc., 5.375%, 5/1/25		50,000	51,813
Ooredoo International Finance Ltd., 3.75%, 6/22/26(3)		153,000	161,033
Orange SA, 4.125%, 9/14/21		180,000	187,386
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	150,000	179,541
Sprint Capital Corp., 8.75%, 3/15/32		$105,000	128,297
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	129,210
Turk Telekomunikasyon AS, 4.875%, 6/19/24(3)		$205,000	201,640
Verizon Communications, Inc., 2.625%, 8/15/26		280,000	286,269
Verizon Communications, Inc., 4.75%, 11/1/41		100,000	120,502
Verizon Communications, Inc., 5.01%, 8/21/54		90,000	117,121
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23		80,000	82,681
			3,536,029
Electric Utilities — 0.3%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		90,000	95,745
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		110,000	120,104
Duke Energy Florida LLC, 6.35%, 9/15/37		70,000	99,932
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	143,243
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	67,613
Exelon Corp., 4.45%, 4/15/46		100,000	113,582

Exelon Generation Co. LLC, 4.25%, 6/15/22		19,000	19,918
Exelon Generation Co. LLC, 5.60%, 6/15/42		80,000	93,707
FirstEnergy Corp., 4.25%, 3/15/23		90,000	95,438
FirstEnergy Corp., 4.85%, 7/15/47		50,000	59,683
Florida Power & Light Co., 3.95%, 3/1/48		90,000	104,722
Georgia Power Co., 4.30%, 3/15/42		60,000	65,959
Greenko Investment Co., 4.875%, 8/16/23(3)		102,000	100,985
Israel Electric Corp. Ltd., 6.875%, 6/21/23(3)		102,000	116,247
MidAmerican Energy Co., 4.40%, 10/15/44		80,000	96,952
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(3)		40,000	40,950
Pampa Energia SA, 7.50%, 1/24/27		204,000	164,426
Progress Energy, Inc., 3.15%, 4/1/22		110,000	112,406
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		50,000	52,798
Southwestern Public Service Co., 3.70%, 8/15/47		60,000	65,315
SSE plc, VRN, 2.375%, 4/1/21	EUR	200,000	227,681
Xcel Energy, Inc., 3.35%, 12/1/26		$70,000	73,895
			2,131,301
Electronic Equipment, Instruments and Components†
Sensata Technologies BV, 5.00%, 10/1/25(3)		20,000	21,654
Energy Equipment and Services†
Halliburton Co., 4.85%, 11/15/35		110,000	122,308
Precision Drilling Corp., 5.25%, 11/15/24		65,000	55,087
			177,395
Entertainment†
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25		50,000	47,693
Cinemark USA, Inc., 5.125%, 12/15/22		60,000	60,750
Viacom, Inc., 4.375%, 3/15/43		40,000	41,307
Walt Disney Co. (The), 4.75%, 9/15/44(3)		57,000	72,915
			222,665
Equity Real Estate Investment Trusts (REITs) — 0.1%
Boston Properties LP, 3.65%, 2/1/26		180,000	191,591
Equinix, Inc., 5.375%, 5/15/27		70,000	76,125
Essex Portfolio LP, 3.25%, 5/1/23		50,000	51,474
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		30,000	32,698
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26		100,000	110,215
Iron Mountain, Inc., 5.75%, 8/15/24		95,000	96,069
Iron Mountain, Inc., 4.875%, 9/15/27(3)		80,000	82,800
Kilroy Realty LP, 3.80%, 1/15/23		140,000	146,366
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		90,000	99,450
SBA Communications Corp., 4.875%, 7/15/22		75,000	75,985
Service Properties Trust, 4.65%, 3/15/24		210,000	217,676
			1,180,449
Food and Staples Retailing — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.625%, 6/15/24		110,000	115,913
Kroger Co. (The), 3.30%, 1/15/21		190,000	192,926
Kroger Co. (The), 3.875%, 10/15/46		90,000	85,621
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	71,404
Walmart, Inc., 2.55%, 4/11/23		$44,000	45,089
			510,953

Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25	70,000	71,750
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(3)	50,000	51,625
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(3)	35,000	36,488
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)	130,000	137,312
MHP SE, 7.75%, 5/10/24(3)	128,000	136,133
Minerva Luxembourg SA, 5.875%, 1/19/28(3)	80,000	81,760
Pilgrim's Pride Corp., 5.75%, 3/15/25(3)	200,000	208,000
Post Holdings, Inc., 5.00%, 8/15/26(3)	115,000	120,043
		843,111
Gas Utilities — 0.1%
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22	255,000	265,906
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24	204,000	221,986
		487,892
Health Care Equipment and Supplies†
Medtronic, Inc., 3.50%, 3/15/25	107,000	115,096
Medtronic, Inc., 4.375%, 3/15/35	172,000	205,500
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(3)	40,000	38,850
		359,446
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	60,000	61,200
Aetna, Inc., 2.75%, 11/15/22	160,000	162,400
Anthem, Inc., 4.65%, 1/15/43	100,000	111,061
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	60,000	46,650
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	80,000	78,250
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(3)	60,000	45,900
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(3)	95,000	79,800
CommonSpirit Health, 2.95%, 11/1/22	130,000	132,613
CVS Health Corp., 3.50%, 7/20/22	160,000	165,631
CVS Health Corp., 4.30%, 3/25/28	250,000	271,605
CVS Health Corp., 4.78%, 3/25/38	100,000	111,217
CVS Health Corp., 5.05%, 3/25/48	100,000	114,732
DaVita, Inc., 5.125%, 7/15/24	130,000	133,025
DaVita, Inc., 5.00%, 5/1/25	130,000	132,113
Encompass Health Corp., 5.75%, 11/1/24	26,000	26,341
Envision Healthcare Corp., 8.75%, 10/15/26(3)	200,000	113,500
HCA, Inc., 7.50%, 2/15/22	145,000	161,240
HCA, Inc., 5.00%, 3/15/24	120,000	131,030
HCA, Inc., 5.375%, 2/1/25	160,000	176,200
Northwell Healthcare, Inc., 4.26%, 11/1/47	70,000	77,507
Team Health Holdings, Inc., 6.375%, 2/1/25(3)	40,000	26,000
Tenet Healthcare Corp., 8.125%, 4/1/22	195,000	211,819
Tenet Healthcare Corp., 6.75%, 6/15/23	40,000	42,550
Tenet Healthcare Corp., 5.125%, 5/1/25	100,000	102,625
UnitedHealth Group, Inc., 2.875%, 3/15/22	290,000	296,308
UnitedHealth Group, Inc., 3.75%, 7/15/25	100,000	108,543
		3,119,860
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(3)	100,000	103,250
Boyd Gaming Corp., 6.875%, 5/15/23	81,000	84,139

Boyd Gaming Corp., 6.375%, 4/1/26		35,000	37,319
Eldorado Resorts, Inc., 7.00%, 8/1/23		110,000	115,087
Golden Nugget, Inc., 6.75%, 10/15/24(3)		120,000	123,912
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25		80,000	82,400
International Game Technology plc, 6.25%, 2/15/22(3)		95,000	100,462
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(3)		75,000	79,500
McDonald's Corp., MTN, 3.375%, 5/26/25		100,000	106,230
McDonald's Corp., MTN, 4.70%, 12/9/35		80,000	95,356
MGM Resorts International, 6.00%, 3/15/23		130,000	143,692
Penn National Gaming, Inc., 5.625%, 1/15/27(3)		150,000	155,250
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		120,000	130,357
Scientific Games International, Inc., 6.25%, 9/1/20		100,000	100,375
Scientific Games International, Inc., 10.00%, 12/1/22		63,000	64,969
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(3)		150,000	159,750
			1,682,048
Household Durables — 0.1%
Beazer Homes USA, Inc., 5.875%, 10/15/27		20,000	19,700
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(3)		50,000	50,938
Lennar Corp., 4.75%, 4/1/21		60,000	61,578
Meritage Homes Corp., 5.125%, 6/6/27		160,000	172,800
PulteGroup, Inc., 5.50%, 3/1/26		60,000	67,440
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(3)		60,000	61,650
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(3)		200,000	216,750
Toll Brothers Finance Corp., 4.35%, 2/15/28		130,000	135,809
William Lyon Homes, Inc., 5.875%, 1/31/25		100,000	102,250
			888,915
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(3)		70,000	72,800
Spectrum Brands, Inc., 5.75%, 7/15/25		144,000	150,840
			223,640
Independent Power and Renewable Electricity Producers†
Calpine Corp., 5.375%, 1/15/23		120,000	122,244
Listrindo Capital BV, 4.95%, 9/14/26		102,000	103,734
NRG Energy, Inc., 7.25%, 5/15/26		50,000	54,939
			280,917
Industrial Conglomerates — 0.1%
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(3)		408,000	408,117
Insurance — 0.4%
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	200,000	256,487
Allianz SE, VRN, 3.375%, 9/18/24	EUR	100,000	123,519
American International Group, Inc., 4.125%, 2/15/24		$340,000	365,498
American International Group, Inc., 4.50%, 7/16/44		110,000	122,910
AXA SA, 7.125%, 12/15/20	GBP	55,000	75,749
AXA SA, MTN, VRN, 6.69%, 7/6/26	GBP	50,000	77,754
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	254,706
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$290,000	299,863
Chubb INA Holdings, Inc., 3.15%, 3/15/25		210,000	222,293
Chubb INA Holdings, Inc., 3.35%, 5/3/26		100,000	107,600
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	400,000	496,303
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	200,000	246,190

Genworth Holdings, Inc., 7.625%, 9/24/21		$35,000	36,379
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	78,716
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	100,000	120,844
Markel Corp., 4.90%, 7/1/22		$200,000	213,707
MetLife, Inc., 4.125%, 8/13/42		90,000	103,208
MetLife, Inc., 4.875%, 11/13/43		50,000	62,347
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		119,000	122,551
Prudential Financial, Inc., 3.94%, 12/7/49		244,000	266,899
WR Berkley Corp., 4.625%, 3/15/22		130,000	137,768
			3,791,291
Interactive Media and Services†
Rackspace Hosting, Inc., 8.625%, 11/15/24(3)		65,000	59,800
Tencent Holdings Ltd., 3.80%, 2/11/25(3)		153,000	161,671
			221,471
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		330,000	334,873
JD.com, Inc., 3.875%, 4/29/26		255,000	264,910
Prosus NV, 6.00%, 7/18/20		153,000	156,680
			756,463
IT Services†
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24		90,000	100,626
Fidelity National Information Services, Inc., 3.00%, 8/15/26		260,000	269,130
			369,756
Media — 0.4%
Altice Financing SA, 6.625%, 2/15/23(3)		200,000	205,940
Cablevision Systems Corp., 5.875%, 9/15/22		100,000	108,125
CBS Corp., 4.85%, 7/1/42		70,000	77,789
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(3)		70,000	74,095
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(3)		65,000	68,656
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		580,000	640,322
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		40,000	49,224
Comcast Corp., 6.40%, 5/15/38		230,000	325,629
Comcast Corp., 4.75%, 3/1/44		150,000	182,576
CSC Holdings LLC, 5.375%, 7/15/23(3)		105,000	107,885
CSC Holdings LLC, 6.625%, 10/15/25(3)		100,000	106,750
CSC Holdings LLC, 5.50%, 5/15/26(3)		25,000	26,406
DISH DBS Corp., 6.75%, 6/1/21		95,000	100,225
DISH DBS Corp., 5.00%, 3/15/23		135,000	136,519
Gray Television, Inc., 5.125%, 10/15/24(3)		100,000	103,875
Gray Television, Inc., 5.875%, 7/15/26(3)		75,000	79,033
Lamar Media Corp., 5.00%, 5/1/23		100,000	102,063
Lamar Media Corp., 5.375%, 1/15/24		140,000	143,823
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(3)		105,000	109,817
Sinclair Television Group, Inc., 5.625%, 8/1/24(3)		90,000	92,925
Sirius XM Radio, Inc., 4.625%, 5/15/23(3)		70,000	71,355
Sirius XM Radio, Inc., 5.375%, 4/15/25(3)		60,000	62,625
TEGNA, Inc., 5.50%, 9/15/24(3)		100,000	103,219
Videotron Ltd., 5.00%, 7/15/22		75,000	79,219
VTR Finance BV, 6.875%, 1/15/24		205,000	210,637

WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	124,716
			3,493,448
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(3)		$70,000	73,937
Allegheny Technologies, Inc., 5.95%, 1/15/21		110,000	113,850
Cleveland-Cliffs, Inc., 5.75%, 3/1/25		160,000	158,400
First Quantum Minerals Ltd., 7.25%, 5/15/22(3)		80,000	80,500
First Quantum Minerals Ltd., 7.25%, 4/1/23		150,000	151,219
First Quantum Minerals Ltd., 6.50%, 3/1/24(3)		250,000	245,500
Freeport-McMoRan, Inc., 3.55%, 3/1/22		99,000	100,361
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	176,625
HTA Group Ltd., 9.125%, 3/8/22(3)		153,000	159,928
Nexa Resources SA, 5.375%, 5/4/27		230,000	244,809
Steel Dynamics, Inc., 5.25%, 4/15/23		100,000	102,250
Teck Resources Ltd., 6.25%, 7/15/41		40,000	44,626
Vedanta Resources Ltd., 6.125%, 8/9/24(3)		217,000	201,817
			1,853,822
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(3)		204,000	218,069
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(3)		153,000	157,581
Centrica plc, VRN, 5.25%, 4/10/75	GBP	100,000	137,763
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		$100,000	109,970
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	82,877
NiSource, Inc., 5.65%, 2/1/45		110,000	142,537
Sempra Energy, 2.875%, 10/1/22		110,000	112,257
Sempra Energy, 3.25%, 6/15/27		140,000	142,790
Sempra Energy, 4.00%, 2/1/48		70,000	73,362
			1,177,206
Oil, Gas and Consumable Fuels — 1.0%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		70,000	65,450
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		75,000	83,350
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27		130,000	140,400
Chesapeake Energy Corp., 8.00%, 1/15/25		45,000	29,925
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23		255,000	258,920
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		150,000	160,360
CNX Resources Corp., 5.875%, 4/15/22		111,000	108,919
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23		40,000	40,888
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		70,000	72,625
Denbury Resources, Inc., 9.00%, 5/15/21(3)		40,000	35,200
Diamondback Energy, Inc., 4.75%, 11/1/24		100,000	103,625
Ecopetrol SA, 5.875%, 5/28/45		395,000	457,588
Enbridge, Inc., 4.00%, 10/1/23		120,000	127,409
Encana Corp., 6.50%, 2/1/38		130,000	151,995
Energy Transfer Operating LP, 4.15%, 10/1/20		200,000	202,899
Energy Transfer Operating LP, 3.60%, 2/1/23		27,000	27,783
Energy Transfer Operating LP, 6.50%, 2/1/42		100,000	119,909
Enterprise Products Operating LLC, 4.85%, 3/15/44		360,000	411,320
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22(3)		140,000	152,331
Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37(3)		140,000	189,400
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22		15,000	15,131

Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24		160,000	150,000
Gulfport Energy Corp., 6.00%, 10/15/24		40,000	25,900
Gulfport Energy Corp., 6.375%, 5/15/25		70,000	42,700
Hess Corp., 6.00%, 1/15/40		110,000	125,394
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(3)		20,000	17,950
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		300,000	371,187
Laredo Petroleum, Inc., 6.25%, 3/15/23		50,000	45,875
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21		90,000	81,315
MEG Energy Corp., 7.00%, 3/31/24(3)		50,000	47,215
MEG Energy Corp., 6.50%, 1/15/25(3)		70,000	73,062
MPLX LP, 6.25%, 10/15/22(3)		19,000	19,356
MPLX LP, 4.50%, 4/15/38		60,000	61,195
MPLX LP, 5.20%, 3/1/47		40,000	42,919
Murphy Oil Corp., 4.20%, 12/1/22		80,000	81,800
Newfield Exploration Co., 5.75%, 1/30/22		130,000	138,927
Newfield Exploration Co., 5.375%, 1/1/26		60,000	64,986
NuStar Logistics LP, 4.75%, 2/1/22		40,000	40,800
Oasis Petroleum, Inc., 6.875%, 3/15/22		120,000	107,100
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(3)		120,000	124,138
Petrobras Global Finance BV, 5.75%, 2/1/29		380,000	423,548
Petrobras Global Finance BV, 7.25%, 3/17/44		180,000	219,150
Petroleos Mexicanos, 6.00%, 3/5/20		122,000	123,560
Petroleos Mexicanos, 4.875%, 1/24/22		40,000	41,640
Petroleos Mexicanos, 3.50%, 1/30/23		70,000	70,770
Petroleos Mexicanos, 6.50%, 3/13/27		140,000	148,750
Petroleos Mexicanos, 5.50%, 6/27/44		230,000	206,712
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		130,000	133,456
QEP Resources, Inc., 5.375%, 10/1/22		110,000	108,359
Range Resources Corp., 5.00%, 8/15/22		100,000	95,000
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20		22,868	23,241
Reliance Industries Ltd., 4.125%, 1/28/25		332,000	354,717
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		180,000	201,491
SM Energy Co., 5.00%, 1/15/24		80,000	71,000
Southwestern Energy Co., 6.20%, 1/23/25		100,000	88,500
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		300,000	306,676
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23		84,000	84,710
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25		86,000	88,582
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28		20,000	19,900
TOTAL SA, MTN, VRN, 2.25%, 2/26/21	EUR	150,000	171,768
Tullow Oil plc, 7.00%, 3/1/25(3)		$250,000	259,062
Williams Cos., Inc. (The), 4.55%, 6/24/24		270,000	291,488
Williams Cos., Inc. (The), 5.10%, 9/15/45		150,000	164,665
WPX Energy, Inc., 8.25%, 8/1/23		50,000	56,000
			8,369,991
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23		45,000	47,475
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22		270,000	276,351
Allergan Funding SCS, 3.85%, 6/15/24		230,000	242,417
Allergan Funding SCS, 4.55%, 3/15/35		110,000	118,044

Bausch Health Cos., Inc., 7.00%, 3/15/24(3)	60,000	62,920
Bausch Health Cos., Inc., 6.125%, 4/15/25(3)	195,000	202,922
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	450,000	452,721
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	250,000	225,000
		1,580,375
Professional Services†
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(3)	50,000	51,875
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	265,000	268,026
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	18,000	22,383
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	160,000	188,695
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	70,000	80,456
Hertz Corp. (The), 6.25%, 10/15/22	75,000	75,821
Union Pacific Corp., 4.75%, 9/15/41	220,000	265,258
United Rentals North America, Inc., 4.625%, 7/15/23	260,000	266,565
United Rentals North America, Inc., 5.50%, 7/15/25	70,000	72,971
United Rentals North America, Inc., 5.50%, 5/15/27	85,000	89,941
		1,330,116
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.00%, 7/1/24	25,000	26,281
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(3)	70,000	72,439
		98,720
Software — 0.2%
Infor US, Inc., 6.50%, 5/15/22	198,000	201,465
Microsoft Corp., 2.70%, 2/12/25	340,000	354,083
Microsoft Corp., 4.25%, 2/6/47	340,000	421,382
Oracle Corp., 3.625%, 7/15/23	280,000	296,675
Oracle Corp., 2.65%, 7/15/26	280,000	287,568
		1,561,173
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.75%, 2/15/24	230,000	247,448
Home Depot, Inc. (The), 5.95%, 4/1/41	260,000	369,137
L Brands, Inc., 5.625%, 2/15/22	105,000	110,906
Party City Holdings, Inc., 6.125%, 8/15/23(3)	50,000	50,375
PetSmart, Inc., 5.875%, 6/1/25(3)	50,000	49,500
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	55,000	55,688
Sonic Automotive, Inc., 5.00%, 5/15/23	50,000	51,000
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	70,000	71,904
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	100,000	102,250
		1,108,208
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 2.45%, 8/4/26	140,000	143,015
Apple, Inc., 3.20%, 5/11/27	190,000	202,472
Apple, Inc., 2.90%, 9/12/27	90,000	94,274
Dell International LLC / EMC Corp., 7.125%, 6/15/24(3)	160,000	169,840
EMC Corp., 2.65%, 6/1/20	25,000	25,031
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	270,000	273,660
NCR Corp., 5.00%, 7/15/22	90,000	90,900
Western Digital Corp., 4.75%, 2/15/26	60,000	61,238
		1,060,430

Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(3)	115,000	121,463
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(3)	70,000	69,041
Transportation Infrastructure — 0.1%
HPHT Finance 15 Ltd., 2.875%, 3/17/20(3)	510,000	510,672
Rumo Luxembourg Sarl, 7.375%, 2/9/24	180,000	194,634
		705,306
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(3)	228,000	240,825
Digicel Ltd., 6.00%, 4/15/21	153,000	114,752
GTH Finance BV, 7.25%, 4/26/23(3)	217,000	242,935
Millicom International Cellular SA, 5.125%, 1/15/28(3)	255,000	263,606
Oztel Holdings SPC Ltd., 6.625%, 4/24/28	204,000	210,959
Sprint Corp., 7.25%, 9/15/21	120,000	128,347
Sprint Corp., 7.875%, 9/15/23	75,000	82,969
Sprint Corp., 7.125%, 6/15/24	205,000	222,937
T-Mobile USA, Inc., 6.375%, 3/1/25	100,000	104,021
T-Mobile USA, Inc., 6.50%, 1/15/26	80,000	85,808
		1,697,159
TOTAL CORPORATE BONDS (Cost $69,183,004)		72,167,112
U.S. TREASURY SECURITIES — 5.8%
U.S. Treasury Bonds, 3.50%, 2/15/39	165,000	204,784
U.S. Treasury Bonds, 3.125%, 8/15/44(5)	200,000	236,813
U.S. Treasury Bonds, 2.50%, 2/15/45	1,060,000	1,126,498
U.S. Treasury Bonds, 3.00%, 5/15/45	560,000	651,306
U.S. Treasury Bonds, 3.00%, 11/15/45	100,000	116,518
U.S. Treasury Bonds, 2.50%, 5/15/46	300,000	319,190
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	1,020,803	1,135,393
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	318,050	367,206
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	1,356,280	1,639,784
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	144,540	199,483
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	712,200	938,470
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	960,671	1,277,458
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,082,423	1,104,296
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	2,917,200	3,473,156
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	3,388,345	3,541,124
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	584,557	630,288
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,840,823	1,838,146
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	5,497,750	5,589,709
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	5,493,150	5,563,436
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,332,760	4,348,074
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	3,779,090	3,879,233
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	6,154,340	6,151,775
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	364,035	373,156
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	1,930,514	2,051,781
U.S. Treasury Notes, 1.375%, 1/15/20(5)	850,000	849,651
U.S. Treasury Notes, 1.375%, 2/29/20(5)	1,000,000	999,297
U.S. Treasury Notes, 1.875%, 12/15/20	800,000	802,438

U.S. Treasury Notes, 2.25%, 8/15/27(5)		400,000	418,414
TOTAL U.S. TREASURY SECURITIES (Cost $47,249,224)			49,826,877
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.5%
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,219,000	911,505
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	306,033
			1,217,538
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(3)	EUR	172,000	215,489
Republic of Austria Government Bond, 0.75%, 10/20/26(3)	EUR	185,000	222,502
Republic of Austria Government Bond, 4.15%, 3/15/37(3)	EUR	121,000	227,681
			665,672
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	74,000	145,895
Canada — 0.3%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	594,000	465,711
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	809,000	646,967
Province of Quebec Canada, 3.00%, 9/1/23	CAD	465,000	369,013
Province of Quebec Canada, 5.75%, 12/1/36	CAD	445,000	497,186
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	32,857
Province of Quebec Canada, 3.50%, 12/1/48	CAD	110,000	103,122
			2,114,856
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	235,177
China†
China Government Bond, 3.25%, 6/6/26	CNY	750,000	106,504
China Government Bond, 3.29%, 5/23/29	CNY	550,000	78,231
			184,735
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	300,222
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,470,000	118,600
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	600,000	97,118
Denmark Government Bond, 4.50%, 11/15/39	DKK	340,000	99,431
			196,549
Finland†
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	219,000	307,361
France — 0.3%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	893,750	1,111,343
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	155,844	268,622
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	533,000	979,766
			2,359,731
Germany — 0.4%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	178,000	210,654
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(6)	EUR	775,000	899,304
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	1,253,000	1,482,347
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	98,000	160,199
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	111,000	250,133

Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	358,000	646,466
			3,649,103
Indonesia — 0.1%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	6,000,000,000	468,057
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	283,000	368,717
Italy — 0.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	212,517
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,625,958
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(3)	EUR	623,000	1,085,640
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(3)	EUR	405,000	600,666
			3,524,781
Japan — 1.1%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	26,250,000	252,503
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	226,800,000	2,914,153
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,959,083
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	28,550,000	336,130
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	402,800,000	4,372,481
			9,834,350
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	990,000	244,075
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	9,190,000	477,656
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	751,107
			1,228,763
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$400,000	408,286
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(3)(6)	EUR	152,000	172,060
Netherlands Government Bond, 0.50%, 7/15/26(3)	EUR	506,000	601,554
Netherlands Government Bond, 2.75%, 1/15/47(3)	EUR	82,000	156,204
			929,818
Norway — 0.4%
Norway Government Bond, 2.00%, 5/24/23(3)	NOK	405,000	45,228
Norway Government Bond, 1.75%, 2/17/27(3)	NOK	1,880,000	210,822
Norway Government Bond, 1.75%, 9/6/29(3)	NOK	26,750,000	3,016,108
			3,272,158
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	234,802
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	306,450
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	141,472
			447,922
Poland — 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	775,000	221,103
Republic of Poland Government International Bond, 5.125%, 4/21/21		$250,000	261,450
			482,553
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	5,500,000	89,847

Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	377,000	288,849
South Africa†
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$185,000	187,035
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(3)	EUR	100,000	132,406
Spain Government Bond, 1.60%, 4/30/25(3)	EUR	132,000	161,430
Spain Government Bond, 5.15%, 10/31/28(3)	EUR	47,000	75,809
Spain Government Bond, 5.15%, 10/31/44(3)	EUR	9,000	19,332
			388,977
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	410,000	470,614
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	71,000	106,171
			576,785
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	4,150,000	148,194
Thailand Government Bond, 3.85%, 12/12/25	THB	11,550,000	437,287
			585,481
Tunisia†
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$400,000	366,568
Turkey — 0.1%
Turkey Government International Bond, 6.875%, 3/17/36		$400,000	395,034
United Kingdom — 0.4%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	467,000	627,622
United Kingdom Gilt, 1.50%, 7/22/26	GBP	761,000	1,057,791
United Kingdom Gilt, 4.50%, 12/7/42	GBP	396,000	871,005
United Kingdom Gilt, 4.25%, 12/7/49	GBP	190,000	443,437
United Kingdom Gilt, 4.25%, 12/7/55	GBP	106,000	268,760
			3,268,615
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	85,701
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $36,447,252)			39,172,613
MUNICIPAL SECURITIES — 2.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		130,000	196,049
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 1.23%, 11/7/19 (LOC: FHLMC)		1,285,000	1,285,000
Chicago Midway International Airport Rev., VRDN, 1.11%, 11/7/19 (LOC: Bank of Montreal)		1,800,000	1,800,000
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 1.22%, 11/7/19 (LOC: HSBC Bank USA N.A.)		1,165,000	1,165,000
Illinois Housing Development Authority Rev., VRDN, 1.78%, 11/7/19 (LIQ FAC: FHLB)		3,850,000	3,850,000
Kansas City Rev., VRDN, 1.83%, 11/7/19 (LOC: JPMorgan Chase Bank N.A.)		1,760,000	1,760,000
Kansas City Rev., VRDN, 1.85%, 11/7/19 (LOC: JPMorgan Chase Bank N.A.)		525,000	525,000
Los Angeles Community College District GO, 6.68%, 8/1/36		120,000	176,638
Massachusetts Education Financing Authority, 2.10%, 11/5/19 (LOC: Royal Bank of Canada)		2,500,000	2,500,019
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40		30,000	42,753
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		15,000	21,499
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		140,000	218,229
New York City GO, 6.27%, 12/1/37		40,000	56,814
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34		200,000	237,358
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 2.00%, 11/7/19 (LOC: FNMA)		170,000	170,000

Pasadena Public Financing Authority Rev., VRDN, 1.83%, 11/7/19 (SBBPA: Bank of the West)	4,160,000	4,160,000
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	130,000	164,338
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	130,000	170,656
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	235,030
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	165,000	211,093
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	182,412
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	15,000	24,239
State of California GO, 4.60%, 4/1/38	100,000	111,019
State of California GO, 7.55%, 4/1/39	60,000	98,530
State of California GO, 7.30%, 10/1/39	90,000	139,387
State of Illinois GO, 5.10%, 6/1/33	170,000	183,945
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	30,000	41,159
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 1.84%, 11/7/19 (LOC: Bank of America N.A.)	1,453,000	1,453,000
Tennis for Charity, Inc. Rev., VRDN, 1.90%, 11/7/19 (LOC: JPMorgan Chase Bank N.A.)	2,545,000	2,545,000
TOTAL MUNICIPAL SECURITIES (Cost $23,123,743)		23,724,167
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 4.60%, (12-month LIBOR plus 1.86%), 7/1/36	35,611	37,524
FHLMC, VRN, 4.23%, (1-year H15T1Y plus 2.14%), 10/1/36	110,177	116,810
FHLMC, VRN, 4.79%, (1-year H15T1Y plus 2.25%), 4/1/37	112,260	118,712
FHLMC, VRN, 4.08%, (12-month LIBOR plus 1.78%), 9/1/40	56,352	58,995
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	24,181	25,383
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41	89,711	92,374
FHLMC, VRN, 4.05%, (12-month LIBOR plus 1.87%), 7/1/41	94,271	99,209
FHLMC, VRN, 4.73%, (12-month LIBOR plus 1.64%), 2/1/43	40,152	41,464
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.65%), 6/1/43	19,044	19,709
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	503	520
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	67,280	69,762
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	98,532	102,150
FNMA, VRN, 3.88%, (6-month LIBOR plus 1.54%), 9/1/35	20,851	21,627
FNMA, VRN, 4.42%, (1-year H15T1Y plus 2.16%), 3/1/38	110,170	116,318
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	18,927	20,040
FNMA, VRN, 4.68%, (12-month LIBOR plus 1.81%), 3/1/40	38,752	40,975
FNMA, VRN, 3.87%, (12-month LIBOR plus 1.77%), 10/1/40	88,312	92,469
		1,074,041
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.3%
FHLMC, 5.50%, 11/1/19	10	10
FHLMC, 5.50%, 11/1/19	3	3
FHLMC, 5.50%, 12/1/19	31	31
FHLMC, 5.00%, 2/1/20	52	54
FHLMC, 5.00%, 2/1/20	18	19
FHLMC, 5.50%, 3/1/20	74	74
FHLMC, 5.50%, 3/1/20	119	119
FHLMC, 5.50%, 3/1/20	66	66
FHLMC, 5.00%, 5/1/20	59	61
FHLMC, 5.00%, 5/1/20	149	154
FHLMC, 5.00%, 5/1/20	318	327
FHLMC, 4.50%, 7/1/20	1,192	1,230

FHLMC, 4.00%, 10/1/20	643	670
FHLMC, 8.00%, 6/1/26	3,342	3,418
FHLMC, 8.00%, 6/1/26	209	229
FHLMC, 7.00%, 8/1/29	850	926
FHLMC, 8.00%, 7/1/30	6,141	7,337
FHLMC, 5.50%, 12/1/33	106,802	118,852
FHLMC, 6.50%, 5/1/34	5,729	6,672
FHLMC, 5.50%, 6/1/35	3,102	3,345
FHLMC, 5.00%, 9/1/35	2,043	2,256
FHLMC, 5.00%, 9/1/35	2,168	2,394
FHLMC, 5.50%, 10/1/35	18,058	20,292
FHLMC, 5.50%, 10/1/35	10,497	11,451
FHLMC, 5.00%, 11/1/35	67,181	75,827
FHLMC, 5.00%, 11/1/35	40,262	44,489
FHLMC, 6.50%, 3/1/36	444	495
FHLMC, 6.50%, 3/1/36	1,353	1,509
FHLMC, 5.50%, 1/1/38	65,542	72,668
FHLMC, 6.00%, 2/1/38	42,303	48,675
FHLMC, 6.00%, 11/1/38	190,273	218,699
FNMA, 4.50%, 12/1/19	48	50
FNMA, 5.00%, 3/1/20	167	172
FNMA, 5.00%, 3/1/20	209	215
FNMA, 5.00%, 4/1/20	338	349
FNMA, 5.00%, 5/1/20	58	59
FNMA, 5.00%, 5/1/20	296	305
FNMA, 5.00%, 7/1/20	432	446
FNMA, 7.00%, 5/1/26	1,671	1,753
FNMA, 7.00%, 6/1/26	804	884
FNMA, 6.50%, 4/1/29	4,872	5,429
FNMA, 6.50%, 6/1/29	8,758	9,758
FNMA, 6.50%, 6/1/29	5,851	6,521
FNMA, 7.00%, 7/1/29	996	997
FNMA, 6.50%, 8/1/29	7,780	8,681
FNMA, 7.00%, 3/1/30	5,113	5,579
FNMA, 7.50%, 9/1/30	3,565	4,204
FNMA, 6.50%, 9/1/31	26,312	29,326
FNMA, 7.00%, 9/1/31	12,530	13,192
FNMA, 6.50%, 1/1/32	5,744	6,402
FNMA, 5.50%, 6/1/33	38,936	43,503
FNMA, 5.50%, 8/1/33	253,845	285,914
FNMA, 5.00%, 11/1/33	222,901	246,260
FNMA, 5.50%, 1/1/34	221,325	248,394
FNMA, 3.50%, 3/1/34	292,303	305,198
FNMA, 5.50%, 9/1/34	11,620	13,082
FNMA, 5.50%, 10/1/34	11,728	13,212
FNMA, 6.00%, 10/1/34	19,460	21,545
FNMA, 5.00%, 11/1/34	58,049	62,240
FNMA, 5.50%, 3/1/35	648	700
FNMA, 5.50%, 3/1/35	4,420	4,808
FNMA, 5.50%, 3/1/35	5,569	6,078

FNMA, 5.50%, 3/1/35	10,760	12,111
FNMA, 5.50%, 3/1/35	8,720	9,591
FNMA, 5.00%, 4/1/35	9,664	10,631
FNMA, 6.00%, 5/1/35	4,100	4,623
FNMA, 6.00%, 6/1/35	1,203	1,332
FNMA, 6.00%, 6/1/35	355	397
FNMA, 6.00%, 6/1/35	4,397	4,861
FNMA, 5.00%, 7/1/35	55,355	61,724
FNMA, 5.50%, 7/1/35	6,681	7,348
FNMA, 6.00%, 7/1/35	2,928	3,244
FNMA, 6.00%, 7/1/35	8,578	9,524
FNMA, 6.00%, 7/1/35	24,073	27,681
FNMA, 5.50%, 8/1/35	5,202	5,827
FNMA, 4.50%, 9/1/35	225,746	244,320
FNMA, 5.50%, 9/1/35	6,193	6,678
FNMA, 5.50%, 9/1/35	501	563
FNMA, 5.50%, 9/1/35	318	358
FNMA, 5.50%, 9/1/35	8,128	9,159
FNMA, 5.50%, 9/1/35	40,881	46,068
FNMA, 5.00%, 10/1/35	8,593	9,513
FNMA, 5.50%, 10/1/35	97,804	110,186
FNMA, 6.00%, 10/1/35	17,002	19,157
FNMA, 5.50%, 11/1/35	56,930	64,131
FNMA, 6.00%, 11/1/35	5,245	5,802
FNMA, 6.50%, 11/1/35	2,616	2,935
FNMA, 6.50%, 12/1/35	5,370	5,986
FNMA, 6.50%, 4/1/36	5,947	6,695
FNMA, 6.00%, 8/1/36	6,857	7,869
FNMA, 5.00%, 10/1/36	66,559	71,087
FNMA, 5.00%, 11/1/36	57,949	61,891
FNMA, 5.50%, 1/1/37	299,302	337,587
FNMA, 6.00%, 5/1/37	5,574	6,405
FNMA, 6.00%, 7/1/37	1,667	1,910
FNMA, 6.50%, 8/1/37	1,683	1,871
FNMA, 6.50%, 8/1/37	149,340	156,696
FNMA, 6.50%, 8/1/37	395,668	417,485
FNMA, 5.00%, 4/1/40	759,435	839,927
FNMA, 4.00%, 1/1/41	2,770,211	2,972,182
FNMA, 5.00%, 6/1/41	585,251	646,069
FNMA, 4.50%, 7/1/41	597,319	647,817
FNMA, 4.50%, 9/1/41	1,516,670	1,644,942
FNMA, 4.50%, 9/1/41	16,940	18,371
FNMA, 4.00%, 12/1/41	1,269,199	1,358,805
FNMA, 3.50%, 5/1/42	1,148,662	1,206,002
FNMA, 3.50%, 6/1/42	561,126	589,829
FNMA, 3.00%, 11/1/42	848,926	876,003
FNMA, 4.00%, 4/1/46	1,107,855	1,169,226
FNMA, 6.50%, 8/1/47	17,217	18,516
FNMA, 6.50%, 9/1/47	34,859	37,376
FNMA, 6.50%, 9/1/47	1,675	1,798

FNMA, 6.50%, 9/1/47	18,327	19,650
FNMA, 4.50%, 7/1/48	1,232,215	1,304,594
GNMA, 9.00%, 4/20/25	446	488
GNMA, 7.50%, 10/15/25	1,749	1,773
GNMA, 6.00%, 4/15/26	479	530
GNMA, 7.50%, 6/15/26	1,681	1,724
GNMA, 7.00%, 12/15/27	8,566	8,586
GNMA, 7.50%, 12/15/27	4,982	5,452
GNMA, 6.00%, 5/15/28	5,346	5,913
GNMA, 6.50%, 5/15/28	4,768	5,281
GNMA, 7.00%, 5/15/31	16,262	18,799
GNMA, 5.50%, 11/15/32	49,356	54,922
GNMA, 6.50%, 10/15/38	710,745	818,204
GNMA, 4.50%, 5/20/41	815,847	882,562
GNMA, 4.50%, 6/15/41	321,911	350,734
GNMA, 3.50%, 7/20/42	347,233	368,976
GNMA, 3.50%, 4/20/45	166,798	175,058
GNMA, 2.50%, 2/20/47	92,778	94,013
		19,884,976
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $20,152,811)		20,959,017
ASSET-BACKED SECURITIES — 1.6%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	249,436	250,658
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	177,820	177,366
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.59%, (1-month LIBOR plus 0.70%), 3/17/37(3)	1,037,354	1,029,909
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.84%, (1-month LIBOR plus 0.95%), 3/17/37(3)	2,725,000	2,698,686
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.19%, (1-month LIBOR plus 1.28%), 6/17/37(3)	975,000	974,716
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.04%, (1-month LIBOR plus 1.15%), 7/17/37(3)	1,450,000	1,450,006
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.14%, (1-month LIBOR plus 1.25%), 1/17/38(3)	1,000,000	998,951
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)	129,579	129,573
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	123,437	123,582
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	132,785	132,242
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	47,603	47,777
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(3)	150,000	151,403
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(3)	1,725,000	1,767,321
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	135,845	137,429
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	116,131	116,099
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	44,083	44,051
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(3)	656,461	671,189
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/25/57(3)	501,194	508,530
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	879,624	908,948
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	56,824	60,252
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	103,094	108,771
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	415,222	415,219
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	662,960	682,582
TOTAL ASSET-BACKED SECURITIES (Cost $13,455,284)		13,585,260
COLLATERALIZED LOAN OBLIGATIONS — 1.5%
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 3.20%, (3-month LIBOR plus 1.20%), 1/15/29(3)	1,750,000	1,750,823
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.71%, (3-month LIBOR plus 1.55%), 5/15/30(3)	600,000	589,675
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.99%, (3-month LIBOR plus 1.02%), 4/20/31(3)	375,000	370,038

Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.42%, (3-month LIBOR plus 1.45%), 4/20/31(3)	225,000	219,957
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 3.66%, (3-month LIBOR plus 1.50%), 5/15/31(3)	2,000,000	1,966,315
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.40%, (3-month LIBOR plus 1.40%), 4/17/31(3)	350,000	341,745
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 2.92%, (3-month LIBOR plus 0.98%), 4/24/31(3)	750,000	740,748
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.97%, (3-month LIBOR plus 0.97%), 4/18/31(3)	1,000,000	987,992
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.52%, (3-month LIBOR plus 1.55%), 4/20/30(3)	600,000	592,554
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 3.49%, (3-month LIBOR plus 1.30%), 10/20/32(3)	1,125,000	1,124,564
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.09%, (3-month LIBOR plus 1.12%), 7/20/31(3)	300,000	297,944
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.07%, (3-month LIBOR plus 1.07%), 1/18/31(3)	275,000	273,557
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.12%, (3-month LIBOR plus 1.15%), 7/20/31(3)	450,000	447,333
KKR CLO Ltd., Series 2022A, Class B, VRN, 3.57%, (3-month LIBOR plus 1.60%), 7/20/31(3)	350,000	344,860
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.47%, (3-month LIBOR plus 1.50%), 4/19/30(3)	200,000	198,118
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 2.98%, (3-month LIBOR plus 0.98%), 4/15/31(3)	550,000	552,902
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.50%, (3-month LIBOR plus 1.50%), 4/15/31(3)	600,000	593,774
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 3.75%, (3-month LIBOR plus 1.75%), 4/18/31(3)	125,000	122,726
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 2.96%, (3-month LIBOR plus 0.96%), 4/16/31(3)	250,000	247,743
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 3.70%, (3-month LIBOR plus 1.70%), 10/18/31(3)	900,000	892,310
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $12,755,889)		12,655,678
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Private Sponsor Collateralized Mortgage Obligations — 0.8%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	24,530	25,976
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.30%, 3/25/35	53,669	55,948
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 12/25/45(3)	59,638	60,258
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.79%, 6/25/34	121,157	123,013
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.96%, 11/25/34	29,493	29,534
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.22%, 8/25/34	49,123	47,983
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.09%, 8/25/34	94,283	95,935
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.63%, 8/25/35	68,376	70,893
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.50%, 7/25/35	131,110	140,947
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(3)	184,641	188,765
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.97%, 10/25/34	98,508	99,592
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.99%, 8/25/35	44,625	46,997
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 4.06%, 6/25/34	46,651	46,860
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.69%, 5/25/34	89,771	93,020
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.78%, 1/25/35	102,509	104,260
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.44%, 9/25/35	171,168	177,155
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.55%, 9/25/35	39,721	41,012
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.41%, 7/25/35	56,580	57,579
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.29%, 7/25/35	44,586	45,091
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.67%, 4/25/35	96,623	99,734
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	9,501	9,533
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.71%, 11/21/34	319,658	330,736
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.29%, 11/25/35	86,915	88,606
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.43%, 2/25/35	88,693	90,701

Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.43%, 2/25/35	27,717	28,277
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(3)	510,083	539,923
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.32%, (1-month LIBOR plus 1.50%), 6/25/57(3)	316,734	322,862
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(3)	575,885	588,292
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(3)	390,190	396,730
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	496,432	502,880
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	177,060	176,852
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.38%, 7/25/34	69,195	70,715
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.56%, (1-month LIBOR plus 0.74%), 9/25/44	288,516	291,754
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	54,389	56,011
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.43%, 3/25/35	241,848	241,832
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.26%, 8/25/35	114,632	117,670
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.89%, 9/25/34	8,176	8,550
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	59,967	60,096
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.94%, 6/25/35	248,229	252,657
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.98%, 6/25/35	29,070	30,451
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.90%, 3/25/35	109,043	113,037
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 5.08%, 4/25/35	44,479	45,503
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.09%, 5/25/35	98,749	103,300
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	88,830	89,623
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	248,617	250,391
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.71%, 9/25/36	77,191	79,270
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	54,254	55,526
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	20,451	20,548
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.83%, 1/25/38	58,547	57,596
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.43%, 12/28/37	55,713	55,496
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	62,698	66,906
		6,792,876
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.17%, (1-month LIBOR plus 1.35%), 3/25/29	71,088	71,233
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.62%, (1-month LIBOR plus 0.80%), 12/25/29	42,605	42,623
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.27%, (1-month LIBOR plus 0.45%), 7/25/30	85,330	85,271
FNMA, Series 2014-C02, Class 1M2, VRN, 4.42%, (1-month LIBOR plus 2.60%), 5/25/24	213,199	221,813
FNMA, Series 2014-C02, Class 2M2, VRN, 4.42%, (1-month LIBOR plus 2.60%), 5/25/24	425,472	440,211
FNMA, Series 2017-C01, Class 1M1, VRN, 3.12%, (1-month LIBOR plus 1.30%), 7/25/29	100,440	100,625
FNMA, Series 2017-C03, Class 1M2, VRN, 4.82%, (1-month LIBOR plus 3.00%), 10/25/29	130,000	135,422
FNMA, Series 2017-C07, Class 1M2, VRN, 4.22%, (1-month LIBOR plus 2.40%), 5/25/30	1,200,000	1,219,243
		2,316,441
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,970,058)		9,109,317
COMMERCIAL PAPER(7) — 0.6%
Exxon Mobil Corp., 2.05%, 11/8/19	2,000,000	1,999,306
Old Line Funding LLC, VRN, 2.01%, (1-month LIBOR plus 0.12%), 1/16/20(3)	3,000,000	3,000,586
TOTAL COMMERCIAL PAPER (Cost $4,999,218)		4,999,892
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	750,000	854,048
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	700,000	759,419
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	700,000	756,274

Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	750,000	801,610
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	775,000	816,837
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	50,000	53,534
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	700,000	740,481
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	200,000	208,144
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,745,664)		4,990,347
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI EAFE Value ETF	13,119	642,896
iShares Russell 1000 Value ETF	2,266	294,739
iShares Russell Mid-Cap Value ETF	16,034	1,446,267
SPDR S&P Oil & Gas Exploration & Production ETF	11,512	243,133
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,614,683)		2,627,035
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
Federal Home Loan Bank, VRN, 1.84%, (SOFR plus 0.03%), 3/6/20 (Cost $2,500,000)	2,500,000	2,499,599
RIGHTS†
Equity Real Estate Investment Trusts (REITs)†
Mapletree Commerical Trust(2) (Cost $—)	4,565	302
TEMPORARY CASH INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $6,721,605)	6,721,605	6,721,605
TOTAL INVESTMENT SECURITIES — 96.3% (Cost $756,315,892)		832,245,829
OTHER ASSETS AND LIABILITIES — 3.7%		31,693,770
TOTAL NET ASSETS — 100.0%		$863,939,599

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,808,752	USD	1,243,861	UBS AG	12/18/19	$4,471
USD	661,284	AUD	977,407	UBS AG	12/18/19	(13,285)
BRL	8,780,200	USD	2,151,377	Goldman Sachs & Co.	12/18/19	32,294
CAD	11,694	USD	8,778	Morgan Stanley	12/31/19	104
CAD	7,598	USD	5,722	Morgan Stanley	12/31/19	48
CAD	8,927	USD	6,735	Morgan Stanley	12/31/19	45
CAD	9,552	USD	7,237	Morgan Stanley	12/31/19	18
CAD	11,475	USD	8,610	Morgan Stanley	12/31/19	106
CAD	10,266	USD	7,703	Morgan Stanley	12/31/19	94
CAD	71,647	USD	53,833	Morgan Stanley	12/31/19	585
CAD	5,264	USD	4,027	Morgan Stanley	12/31/19	(29)
CAD	17,761	USD	13,587	Morgan Stanley	12/31/19	(97)
USD	1,284,323	CAD	1,691,119	Morgan Stanley	12/18/19	52
USD	27,215	CAD	35,599	Morgan Stanley	12/31/19	177
USD	109,711	CAD	143,630	Morgan Stanley	12/31/19	620
USD	97,519	CAD	127,513	Morgan Stanley	12/31/19	670
USD	18,329	CAD	23,981	Morgan Stanley	12/31/19	115
USD	308,567	CAD	408,085	Morgan Stanley	12/31/19	(1,385)
USD	246,039	CAD	326,449	Morgan Stanley	12/31/19	(1,908)
USD	10,246	CAD	13,517	Morgan Stanley	12/31/19	(21)

USD	14,170	CAD	18,688	Morgan Stanley	12/31/19	(23)
CHF	675,677	USD	688,764	UBS AG	12/18/19	(1,450)
CHF	52,323	USD	52,928	UBS AG	12/31/19	360
CHF	547,166	USD	558,072	UBS AG	12/31/19	(820)
USD	689,595	CHF	684,940	UBS AG	12/18/19	(7,141)
USD	406,220	CHF	400,086	UBS AG	12/18/19	(756)
USD	360,704	CHF	353,763	Goldman Sachs & Co.	12/31/19	420
USD	591,389	CHF	583,494	UBS AG	12/31/19	(2,861)
USD	16,260	CHF	15,996	UBS AG	12/31/19	(31)
CLP	507,979,913	USD	703,525	Goldman Sachs & Co.	12/18/19	(17,808)
USD	692,709	CLP	494,414,285	Goldman Sachs & Co.	12/18/19	25,305
CNY	4,071,488	USD	572,280	Goldman Sachs & Co.	12/18/19	5,148
CNY	779,985	USD	109,104	Goldman Sachs & Co.	12/18/19	1,515
USD	105,294	CNY	745,430	Goldman Sachs & Co.	12/18/19	(425)
USD	110,963	CNY	786,005	Goldman Sachs & Co.	12/18/19	(510)
COP	2,410,352,424	USD	711,911	Goldman Sachs & Co.	12/18/19	100
USD	711,365	COP	2,410,352,424	Goldman Sachs & Co.	12/18/19	(647)
CZK	30,764,306	USD	1,307,839	UBS AG	12/18/19	37,519
USD	702,590	CZK	16,498,561	UBS AG	12/18/19	(18,911)
USD	695,699	CZK	16,348,793	UBS AG	12/18/19	(19,252)
USD	61,998	DKK	417,393	Bank of America N.A.	12/18/19	(524)
EUR	68,340	USD	75,846	Credit Suisse AG	12/31/19	686
EUR	50,032	USD	55,232	Credit Suisse AG	12/31/19	797
EUR	49,059	USD	54,589	Credit Suisse AG	12/31/19	350
EUR	60,066	USD	66,216	Credit Suisse AG	12/31/19	1,050
EUR	56,494	USD	62,161	Credit Suisse AG	12/31/19	1,105
EUR	55,365	USD	61,155	Credit Suisse AG	12/31/19	847
EUR	91,935	USD	101,549	Credit Suisse AG	12/31/19	1,406
EUR	2,335,331	USD	2,616,872	Credit Suisse AG	12/31/19	(1,618)
EUR	35,670	USD	39,869	Credit Suisse AG	12/31/19	77
EUR	224,280	USD	251,319	Credit Suisse AG	12/31/19	(155)
EUR	528,686	USD	588,282	Credit Suisse AG	12/31/19	3,775
USD	10,345,151	EUR	9,383,953	JPMorgan Chase Bank N.A.	11/20/19	(131,598)
USD	1,123,971	EUR	1,003,608	Credit Suisse AG	12/31/19	66
USD	404,142	EUR	360,662	Credit Suisse AG	12/31/19	250
USD	69,678	EUR	62,832	Credit Suisse AG	12/31/19	(686)
USD	86,085	EUR	78,188	Credit Suisse AG	12/31/19	(1,475)
USD	127,331	EUR	116,076	Credit Suisse AG	12/31/19	(2,659)
USD	108,353	EUR	98,476	Credit Suisse AG	12/31/19	(1,927)
USD	2,386,312	EUR	2,141,420	Credit Suisse AG	12/31/19	(11,786)
USD	1,688,032	EUR	1,514,799	Credit Suisse AG	12/31/19	(8,337)
USD	49,967	EUR	44,585	Credit Suisse AG	12/31/19	38
USD	979,931	EUR	879,367	Credit Suisse AG	12/31/19	(4,840)
USD	27,388	EUR	24,888	Credit Suisse AG	12/31/19	(484)
USD	20,667	EUR	18,646	Credit Suisse AG	12/31/19	(214)
USD	5,830	EUR	5,253	Credit Suisse AG	12/31/19	(53)
USD	65,297	EUR	58,680	Credit Suisse AG	12/31/19	(417)
USD	24,898	EUR	22,375	Credit Suisse AG	12/31/19	(159)
USD	29,151	EUR	26,083	Goldman Sachs & Co.	12/31/19	(58)
USD	16,366	EUR	14,711	Goldman Sachs & Co.	12/31/19	(109)

GBP	21,448	USD	26,749	JPMorgan Chase Bank N.A.	12/31/19	1,089
GBP	24,480	USD	30,348	JPMorgan Chase Bank N.A.	12/31/19	1,426
GBP	44,175	USD	56,754	JPMorgan Chase Bank N.A.	12/31/19	582
GBP	701,922	USD	911,801	JPMorgan Chase Bank N.A.	12/31/19	(747)
GBP	17,343	USD	22,519	JPMorgan Chase Bank N.A.	12/31/19	(9)
GBP	20,548	USD	25,487	JPMorgan Chase Bank N.A.	12/31/19	1,182
GBP	26,342	USD	32,656	JPMorgan Chase Bank N.A.	12/31/19	1,534
GBP	21,446	USD	27,234	JPMorgan Chase Bank N.A.	12/31/19	602
USD	3,480,809	GBP	2,813,298	Bank of America N.A.	12/18/19	(168,817)
USD	403,707	GBP	310,755	Goldman Sachs & Co.	12/31/19	366
USD	29,749	GBP	24,130	Goldman Sachs & Co.	12/31/19	(1,571)
USD	11,946	GBP	9,276	JPMorgan Chase Bank N.A.	12/31/19	(94)
USD	27,582	GBP	21,409	JPMorgan Chase Bank N.A.	12/31/19	(205)
USD	41,503	GBP	32,947	JPMorgan Chase Bank N.A.	12/31/19	(1,261)
USD	1,109,534	GBP	883,387	JPMorgan Chase Bank N.A.	12/31/19	(37,052)
USD	989,226	GBP	787,600	JPMorgan Chase Bank N.A.	12/31/19	(33,034)
HUF	630,245,814	USD	2,099,420	UBS AG	12/18/19	44,851
HUF	422,049,364	USD	1,419,035	UBS AG	12/18/19	16,894
HUF	209,675,646	USD	694,060	UBS AG	12/18/19	19,314
USD	686,487	HUF	207,985,090	UBS AG	12/18/19	(21,136)
USD	674,646	HUF	202,316,200	UBS AG	12/18/19	(13,690)
USD	809,609	HUF	239,866,847	UBS AG	12/18/19	(6,485)
USD	4,167,525	HUF	1,255,341,795	UBS AG	12/18/19	(103,496)
USD	343,233	IDR	4,895,539,136	Goldman Sachs & Co.	12/18/19	(2,754)
ILS	2,472,694	USD	702,175	UBS AG	12/18/19	954
USD	661,227	ILS	2,328,047	UBS AG	12/18/19	(770)
INR	97,097,137	USD	1,356,768	Goldman Sachs & Co.	12/18/19	2,441
USD	1,359,047	INR	97,097,137	Goldman Sachs & Co.	12/18/19	(162)
JPY	1,668,531	USD	15,619	Bank of America N.A.	12/30/19	(109)
JPY	1,372,978	USD	12,900	Bank of America N.A.	12/30/19	(137)
JPY	765,180	USD	7,186	Bank of America N.A.	12/30/19	(73)
JPY	1,419,646	USD	13,118	Bank of America N.A.	12/30/19	78
JPY	1,297,264	USD	12,190	Bank of America N.A.	12/30/19	(131)
JPY	2,131,044	USD	19,956	Bank of America N.A.	12/30/19	(147)
JPY	55,985,398	USD	518,270	Bank of America N.A.	12/30/19	2,153
USD	4,894,914	JPY	529,656,128	Bank of America N.A.	11/20/19	(13,984)
USD	6,802	JPY	726,570	Bank of America N.A.	12/30/19	48
USD	10,012	JPY	1,082,970	Bank of America N.A.	12/30/19	(55)
USD	339,774	JPY	36,433,914	Bank of America N.A.	12/30/19	1,095
USD	285,206	JPY	30,582,630	Bank of America N.A.	12/30/19	919
USD	10,958	JPY	1,181,675	Bank of America N.A.	12/30/19	(26)
USD	534,057	JPY	57,266,972	Bank of America N.A.	12/30/19	1,721
USD	19,908	JPY	2,146,734	Bank of America N.A.	12/30/19	(47)
USD	12,741	JPY	1,372,680	Bank of America N.A.	12/30/19	(19)
USD	307,152	JPY	33,226,154	Goldman Sachs & Co.	12/30/19	(1,708)
KRW	335,226,476	USD	282,070	Goldman Sachs & Co.	12/18/19	4,625
MXN	15,097,901	USD	759,865	Morgan Stanley	12/18/19	19,740
USD	771,786	MXN	14,824,078	Morgan Stanley	12/18/19	6,321
MYR	5,831,791	USD	1,393,832	Goldman Sachs & Co.	12/18/19	5,630

USD	152,638	MYR	638,485	Goldman Sachs & Co.	12/18/19	(580)
NOK	6,039,975	USD	663,276	Goldman Sachs & Co.	12/18/19	(6,281)
NOK	7,596,691	USD	847,779	Goldman Sachs & Co.	12/18/19	(21,452)
NOK	5,822,213	USD	638,688	Goldman Sachs & Co.	12/18/19	(5,379)
NOK	8,939,484	USD	968,417	Goldman Sachs & Co.	12/18/19	3,971
NOK	141,550	USD	15,381	Goldman Sachs & Co.	12/30/19	18
NOK	147,965	USD	16,151	Goldman Sachs & Co.	12/30/19	(54)
NOK	133,325	USD	14,613	Goldman Sachs & Co.	12/30/19	(109)
NOK	194,648	USD	21,373	Goldman Sachs & Co.	12/30/19	(197)
NOK	155,878	USD	17,018	Goldman Sachs & Co.	12/30/19	(60)
NOK	219,649	USD	23,886	Goldman Sachs & Co.	12/30/19	10
USD	710,882	NOK	6,474,420	Goldman Sachs & Co.	12/18/19	6,631
USD	754,813	NOK	6,756,371	Goldman Sachs & Co.	12/18/19	19,892
USD	621,747	NOK	5,640,015	Goldman Sachs & Co.	12/18/19	8,257
USD	239,725	NOK	2,204,464	Goldman Sachs & Co.	12/30/19	(100)
USD	14,168	NOK	129,287	Goldman Sachs & Co.	12/30/19	103
USD	12,710	NOK	116,122	Goldman Sachs & Co.	12/30/19	77
USD	547,498	NOK	4,888,773	Goldman Sachs & Co.	12/30/19	15,646
USD	13,853	NOK	125,290	Goldman Sachs & Co.	12/30/19	223
NZD	1,117,581	USD	705,199	UBS AG	12/18/19	11,916
NZD	2,163,510	USD	1,362,951	UBS AG	12/18/19	25,302
USD	2,075,593	NZD	3,227,782	UBS AG	12/18/19	4,431
PEN	368,026	USD	110,419	Goldman Sachs & Co.	12/18/19	(532)
PEN	2,137,965	USD	631,208	Goldman Sachs & Co.	12/18/19	7,156
PEN	2,475,128	USD	737,787	Goldman Sachs & Co.	12/18/19	1,249
USD	2,859,499	PEN	9,563,307	Goldman Sachs & Co.	12/18/19	4,040
USD	684,497	PHP	35,652,045	Goldman Sachs & Co.	12/18/19	(16,542)
USD	678,240	PHP	35,231,196	Goldman Sachs & Co.	12/18/19	(14,524)
PLN	5,511,195	USD	1,384,583	Goldman Sachs & Co.	12/18/19	58,345
PLN	2,771,311	USD	692,949	Goldman Sachs & Co.	12/18/19	32,629
PLN	2,811,991	USD	703,297	Goldman Sachs & Co.	12/18/19	32,932
PLN	2,797,803	USD	710,661	Goldman Sachs & Co.	12/18/19	21,853
USD	2,083,751	PLN	8,241,025	Goldman Sachs & Co.	12/18/19	(73,896)
USD	1,418,498	PLN	5,663,850	Goldman Sachs & Co.	12/18/19	(64,398)
USD	153,766	PLN	605,944	Goldman Sachs & Co.	12/18/19	(4,881)
RUB	91,781,148	USD	1,386,684	Goldman Sachs & Co.	12/18/19	35,845
USD	1,460,938	RUB	94,026,715	Goldman Sachs & Co.	12/18/19	3,605
SEK	6,648,899	USD	681,597	Bank of America N.A.	12/18/19	8,772
SEK	1,303,287	USD	135,359	Bank of America N.A.	12/18/19	(36)
SEK	60,329	USD	6,094	Goldman Sachs & Co.	12/30/19	176
SEK	93,546	USD	9,555	Goldman Sachs & Co.	12/30/19	166
SEK	60,507	USD	6,202	Goldman Sachs & Co.	12/30/19	86
SEK	121,792	USD	12,464	Goldman Sachs & Co.	12/30/19	192
SEK	78,862	USD	8,182	Goldman Sachs & Co.	12/30/19	13
SEK	50,254	USD	5,185	Goldman Sachs & Co.	12/30/19	37
SEK	129,213	USD	13,207	Goldman Sachs & Co.	12/30/19	220
SEK	275,822	USD	28,095	Goldman Sachs & Co.	12/30/19	568
SEK	120,654	USD	12,299	Goldman Sachs & Co.	12/30/19	239
SEK	257,208	USD	26,273	Goldman Sachs & Co.	12/30/19	455

SEK	432,548	USD	44,160	Goldman Sachs & Co.	12/30/19	790
SEK	114,645	USD	11,631	Goldman Sachs & Co.	12/30/19	283
SEK	104,123	USD	10,523	Goldman Sachs & Co.	12/30/19	297
SEK	82,078	USD	8,423	Goldman Sachs & Co.	12/30/19	107
SEK	97,068	USD	10,103	Goldman Sachs & Co.	12/30/19	(16)
SEK	124,602	USD	12,985	Goldman Sachs & Co.	12/30/19	(37)
SEK	118,483	USD	12,020	Goldman Sachs & Co.	12/30/19	293
SEK	181,710	USD	18,509	Goldman Sachs & Co.	12/30/19	374
SEK	122,560	USD	12,493	Goldman Sachs & Co.	12/30/19	243
SEK	183,065	USD	18,993	Goldman Sachs & Co.	12/30/19	31
SEK	112,593	USD	11,617	Goldman Sachs & Co.	12/30/19	84
SEK	155,683	USD	15,901	Goldman Sachs & Co.	12/30/19	277
SEK	4,169,338	USD	433,960	Goldman Sachs & Co.	12/30/19	(692)
USD	228,011	SEK	2,203,252	Goldman Sachs & Co.	12/30/19	(945)
USD	511,509	SEK	4,942,665	Goldman Sachs & Co.	12/30/19	(2,120)
USD	10,469	SEK	100,766	Goldman Sachs & Co.	12/30/19	(3)
USD	207,160	SGD	285,549	Bank of America N.A.	12/18/19	(2,827)
THB	22,142,336	USD	731,253	Goldman Sachs & Co.	12/18/19	2,390
USD	2,232,897	THB	68,259,661	Goldman Sachs & Co.	12/18/19	(28,753)
ZAR	10,370,824	USD	692,358	UBS AG	12/18/19	(10,056)
USD	676,841	ZAR	10,370,824	UBS AG	12/18/19	(5,461)
						$(358,107)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	12	December 2019	JPY	120,000,000	$1,713,159	$(9,279)
Korean Treasury 10-Year Bonds	10	December 2019	KRW	1,000,000,000	1,115,562	(28,295)
U.S. Treasury 10-Year Notes	62	December 2019	USD	6,200,000	8,078,406	23,111
U.S. Treasury 2-Year Notes	253	December 2019	USD	50,600,000	54,547,195	(78,091)
U.S. Treasury 5-Year Notes	91	December 2019	USD	9,100,000	10,847,484	(73,431)
					$76,301,806	$(165,985)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	3	December 2019	EUR	300,000	$574,692	$14,416

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone

EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SOFR	-	Secured Overnight Financing Rate
THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $50,733,615, which represented 5.9% of total net assets.

(4)	The security's rate was paid in cash at the last payment date.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $441,404.

(6)	Security is a zero-coupon bond.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	288,387,288	—	—
Common Stocks	219,582,808	61,236,912	—
Corporate Bonds	—	72,167,112	—
U.S. Treasury Securities	—	49,826,877	—
Sovereign Governments and Agencies	—	39,172,613	—
Municipal Securities	—	23,724,167	—
U.S. Government Agency Mortgage-Backed Securities	—	20,959,017	—
Asset-Backed Securities	—	13,585,260	—
Collateralized Loan Obligations	—	12,655,678	—
Collateralized Mortgage Obligations	—	9,109,317	—
Commercial Paper	—	4,999,892	—
Commercial Mortgage-Backed Securities	—	4,990,347	—
Exchange-Traded Funds	2,627,035	—	—
U.S. Government Agency Securities	—	2,499,599	—
Rights	—	302	—
Temporary Cash Investments	6,721,605	—	—
	517,318,736	314,927,093	—
Other Financial Instruments
Futures Contracts	23,111	14,416	—
Forward Foreign Currency Exchange Contracts	—	564,002	—
	23,111	578,418	—
Liabilities
Other Financial Instruments
Futures Contracts	151,522	37,574	—
Forward Foreign Currency Exchange Contracts	—	922,109	—
	151,522	959,683	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$18,842	$8,743	—	$264	$27,849	541	—	$144
American Century Quality Diversified International ETF	—	31,323	—	286	31,609	796	—	—
American Century STOXX U.S. Quality Growth ETF	—	49,476	—	275	49,751	1,180	—	—
American Century STOXX U.S. Quality Value ETF	2,452	40,148	$2,616	99	40,083	972	$(32)	24
Avantis Emerging Markets Equity ETF	—	33,596	—	54	33,650	659	—	—
Avantis International Equity ETF	—	31,486	—	195	31,681	615	—	—
Avantis International Small Cap Value ETF	—	8,001	—	42	8,043	156	—	—
Avantis U.S. Equity ETF	—	54,839	—	326	55,165	1,080	—	—
Avantis U.S. Small Cap Value ETF	—	10,525	—	31	10,556	206	—	—
	$21,294	$268,137	$2,616	$1,572	$288,387	6,205	$(32)	$168

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.